UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive Equity Fund
January 31, 2017

Adaptive Equity - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.8%
Curtiss-Wright Corp.	14,033	1,376,076
General Dynamics Corp.	7,132	1,291,463
		2,667,539
Air Freight and Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc.(1)	9,169	483,665
CH Robinson Worldwide, Inc.	4,854	369,195
		852,860
Airlines — 0.7%
Southwest Airlines Co.	12,535	655,706
Automobiles — 0.4%
Ford Motor Co.	28,664	354,287
Banks — 2.4%
U.S. Bancorp	23,373	1,230,588
Wells Fargo & Co.	5,455	307,280
Westamerica Bancorporation	14,033	796,373
		2,334,241
Biotechnology — 2.0%
AbbVie, Inc.	10,626	649,355
Amgen, Inc.	6,609	1,035,498
Gilead Sciences, Inc.	3,332	241,403
		1,926,256
Building Products — 0.3%
Simpson Manufacturing Co., Inc.	7,024	305,684
Capital Markets — 2.0%
AllianceBernstein Holding LP	8,668	202,398
E*TRADE Financial Corp.(1)	16,915	633,467
Janus Capital Group, Inc.	65,655	820,687
Virtus Investment Partners, Inc.	2,327	253,643
		1,910,195
Chemicals — 0.3%
Tronox Ltd., Class A	20,318	254,381
Communications Equipment — 1.1%
Cisco Systems, Inc.	35,238	1,082,511
Consumer Finance — 2.1%
American Express Co.	15,468	1,181,446
Green Dot Corp., Class A(1)	31,944	856,099
		2,037,545
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	5,868	963,174
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	20,064	845,898
Iridium Communications, Inc.(1)	23,735	239,723
Nippon Telegraph & Telephone Corp. ADR	11,627	513,565
Zayo Group Holdings, Inc.(1)	7,652	244,558
		1,843,744
Electric Utilities — 2.4%
Exelon Corp.	13,033	467,624

Great Plains Energy, Inc.	50,425	1,389,209
Westar Energy, Inc.	8,577	469,076
		2,325,909
Electrical Equipment — 1.3%
Rockwell Automation, Inc.	8,348	1,235,421
Electronic Equipment, Instruments and Components — 2.6%
Corning, Inc.	54,570	1,445,560
Knowles Corp.(1)	58,611	1,056,170
		2,501,730
Energy Equipment and Services — 0.6%
Superior Energy Services, Inc.	33,089	584,683
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Tower Corp.	9,528	986,148
CareTrust REIT, Inc.	58,611	888,543
DuPont Fabros Technology, Inc.	15,229	723,073
Equity Residential	3,620	219,987
InfraREIT, Inc.(1)	25,582	421,591
Macerich Co. (The)	6,653	456,995
		3,696,337
Food and Staples Retailing — 2.8%
CVS Health Corp.	10,682	841,848
PriceSmart, Inc.	7,168	607,130
Wal-Mart Stores, Inc.	18,572	1,239,495
		2,688,473
Food Products — 3.7%
Blue Buffalo Pet Products, Inc.(1)	63,627	1,542,955
Calavo Growers, Inc.	3,704	204,831
General Mills, Inc.	11,559	722,206
Post Holdings, Inc.(1)	12,733	1,065,498
		3,535,490
Gas Utilities — 0.5%
ONE Gas, Inc.	8,207	530,336
Health Care Equipment and Supplies — 1.2%
Varex Imaging Corp.(1)	5,070	145,762
Varian Medical Systems, Inc.(1)	12,675	984,214
		1,129,976
Health Care Providers and Services — 3.6%
AmerisourceBergen Corp.	9,564	834,746
Anthem, Inc.	7,741	1,193,197
Cardinal Health, Inc.	12,206	914,962
HCA Holdings, Inc.(1)	6,718	539,321
		3,482,226
Hotels, Restaurants and Leisure — 1.7%
Buffalo Wild Wings, Inc.(1)	4,103	619,553
Chuy's Holdings, Inc.(1)	25,726	756,344
MGM Resorts International(1)	9,956	286,733
		1,662,630
Household Products — 1.0%
Procter & Gamble Co. (The)	11,120	974,112
Independent Power and Renewable Electricity Producers — 1.0%
Ormat Technologies, Inc.	18,765	1,007,681
Industrial Conglomerates — 2.0%
3M Co.	5,607	980,216

General Electric Co.	32,932	978,080
		1,958,296
Insurance — 2.9%
Aon plc	8,079	910,504
Chubb Ltd.	9,898	1,301,488
Principal Financial Group, Inc.	9,947	567,874
		2,779,866
Internet and Direct Marketing Retail — 1.7%
Netflix, Inc.(1)	6,140	863,959
Nutrisystem, Inc.	24,112	796,902
		1,660,861
Internet Software and Services — 1.9%
Alphabet, Inc., Class A(1)	1,836	1,505,869
NIC, Inc.	13,620	328,242
		1,834,111
IT Services — 3.7%
Conduent, Inc.(1)	20,202	302,222
CoreLogic, Inc.(1)	21,946	774,035
Euronet Worldwide, Inc.(1)	4,101	293,304
Square, Inc.(1)	90,275	1,319,820
Travelport Worldwide Ltd.	39,275	563,989
Visa, Inc., Class A	3,962	327,697
		3,581,067
Leisure Products — 0.5%
Callaway Golf Co.	46,965	532,113
Life Sciences Tools and Services — 2.1%
PAREXEL International Corp.(1)	16,430	1,164,723
Quintiles IMS Holdings, Inc.(1)	11,591	909,777
		2,074,500
Machinery — 1.6%
IDEX Corp.	10,863	979,408
Xylem Inc	10,914	538,169
		1,517,577
Media — 4.3%
Comcast Corp., Class A	17,869	1,347,680
Liberty Media Corp-Liberty Formula One, Class A(1)	28,487	825,553
Omnicom Group, Inc.	10,013	857,613
Walt Disney Co. (The)	9,718	1,075,297
		4,106,143
Metals and Mining — 0.7%
Compass Minerals International, Inc.	8,395	701,822
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AGNC Investment Corp.	39,228	732,387
Oil, Gas and Consumable Fuels — 5.2%
American Midstream Partners LP	52,525	961,208
Callon Petroleum Co.(1)	22,916	350,156
Clean Energy Fuels Corp.(1)	195,574	506,537
ConocoPhillips	7,783	379,499
Exxon Mobil Corp.	14,388	1,207,009
HollyFrontier Corp.	6,709	194,360
Occidental Petroleum Corp.	9,979	676,277
Resolute Energy Corp.(1)	15,500	712,845
		4,987,891

Paper and Forest Products — 0.5%
Domtar Corp.	11,668	509,775
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	10,513	853,761
Pharmaceuticals — 3.0%
Merck & Co., Inc.	11,378	705,322
Pfizer, Inc.	31,419	996,925
Phibro Animal Health Corp., Class A	18,700	499,290
Sanofi ADR	17,922	730,859
		2,932,396
Professional Services — 1.0%
Equifax, Inc.	8,095	949,382
Road and Rail — 0.6%
Saia, Inc.(1)	11,235	539,842
Semiconductors and Semiconductor Equipment — 3.9%
Intel Corp.	36,683	1,350,668
Kulicke & Soffa Industries, Inc.(1)	22,079	388,149
NVIDIA Corp.	12,040	1,314,527
STMicroelectronics NV	57,181	757,077
		3,810,421
Software — 3.6%
Microsoft Corp.	31,715	2,050,375
RealPage, Inc.(1)	47,252	1,445,911
		3,496,286
Specialty Retail — 3.3%
Burlington Stores, Inc.(1)	6,225	521,033
Home Depot, Inc. (The)	9,175	1,262,296
Lowe's Cos., Inc.	15,238	1,113,593
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	1,150	313,122
		3,210,044
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	13,582	1,648,176
Hewlett Packard Enterprise Co.	36,662	831,494
Xerox Corp.	86,658	600,540
		3,080,210
Thrifts and Mortgage Finance — 4.4%
Essent Group Ltd.(1)	35,974	1,243,621
New York Community Bancorp, Inc.	35,315	536,435
Northwest Bancshares, Inc.	71,523	1,220,897
Radian Group, Inc.	67,437	1,240,841
		4,241,794
Tobacco — 1.5%
Altria Group, Inc.	15,702	1,117,668
Philip Morris International, Inc.	3,126	300,503
		1,418,171
Wireless Telecommunication Services — 1.6%
Boingo Wireless, Inc.(1)	26,213	306,692
T-Mobile US, Inc.(1)	20,109	1,252,188
		1,558,880
TOTAL COMMON STOCKS (Cost $82,415,290)		95,610,723

TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $748,763), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $730,002)		730,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	959	959
TOTAL TEMPORARY CASH INVESTMENTS (Cost $730,959)		730,959
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $83,146,249)		96,341,682
OTHER ASSETS AND LIABILITIES — 0.2%		205,385
TOTAL NET ASSETS — 100.0%		$96,547,067

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	172,410	USD	180,717	UBS AG	3/31/17	5,894
EUR	79,178	USD	85,161	UBS AG	3/31/17	539
EUR	66,161	USD	71,610	UBS AG	3/31/17	—
USD	1,393,808	EUR	1,336,589	UBS AG	3/31/17	(52,872)
USD	37,251	EUR	35,504	UBS AG	3/31/17	(1,177)
USD	33,343	EUR	31,060	UBS AG	3/31/17	(275)
USD	64,267	EUR	59,974	UBS AG	3/31/17	(647)
USD	38,640	EUR	36,068	UBS AG	3/31/17	(399)
JPY	1,170,070	USD	10,432	Credit Suisse AG	3/31/17	(46)
USD	414,287	JPY	48,593,786	Credit Suisse AG	3/31/17	(17,065)
USD	11,453	JPY	1,332,735	Credit Suisse AG	3/31/17	(377)
						(66,425)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	95,610,723	—	—
Temporary Cash Investments	959	730,000	—
	95,611,682	730,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,433	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	72,858	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$83,215,763
Gross tax appreciation of investments	$14,888,038
Gross tax depreciation of investments	(1,762,119)
Net tax appreciation (depreciation) of investments	$13,125,919

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
January 31, 2017

All Cap Growth - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.9%
Cubic Corp.	66,196	3,147,620
L3 Technologies, Inc.	35,641	5,655,870
		8,803,490
Air Freight and Logistics — 0.9%
FedEx Corp.	46,307	8,757,117
Airlines — 1.3%
American Airlines Group, Inc.	183,816	8,133,858
Spirit Airlines, Inc.(1)	90,094	4,868,680
		13,002,538
Automobiles — 0.6%
Tesla Motors, Inc.(1)	23,624	5,951,594
Banks — 1.6%
BankUnited, Inc.	96,149	3,672,892
SVB Financial Group(1)	45,308	7,803,397
Zions Bancorp	122,924	5,186,163
		16,662,452
Beverages — 3.0%
Constellation Brands, Inc., Class A	65,118	9,752,072
Molson Coors Brewing Co., Class B	104,206	10,057,963
Monster Beverage Corp.(1)	254,547	10,843,702
		30,653,737
Biotechnology — 5.0%
Alexion Pharmaceuticals, Inc.(1)	74,418	9,724,944
Biogen, Inc.(1)	14,363	3,981,998
Gilead Sciences, Inc.	104,609	7,578,922
Incyte Corp.(1)	53,889	6,531,886
Puma Biotechnology, Inc.(1)	110,590	3,583,116
Shire plc	218,940	12,062,298
Shire plc ADR	42,193	7,080,407
		50,543,571
Capital Markets — 3.0%
Affiliated Managers Group, Inc.(1)	38,646	5,888,105
Charles Schwab Corp. (The)	308,824	12,735,902
S&P Global, Inc.	49,613	5,962,490
SEI Investments Co.	125,618	6,093,729
		30,680,226
Chemicals — 1.2%
Axalta Coating Systems Ltd.(1)	125,030	3,625,870
Ingevity Corp.(1)	71,661	3,983,635
Scotts Miracle-Gro Co. (The), Class A	55,158	5,072,881
		12,682,386
Construction Materials — 1.0%
Vulcan Materials Co.	80,781	10,366,626
Consumer Finance — 0.7%
Discover Financial Services	99,860	6,918,301

Containers and Packaging — 1.0%
Ball Corp.	139,752	10,657,488
Diversified Telecommunication Services — 1.1%
SBA Communications Corp.(1)	101,810	10,716,521
Electrical Equipment — 1.2%
Acuity Brands, Inc.	16,921	3,506,539
AMETEK, Inc.	169,461	8,659,457
		12,165,996
Electronic Equipment, Instruments and Components — 0.7%
Dolby Laboratories, Inc., Class A	153,831	7,370,043
Equity Real Estate Investment Trusts (REITs) — 0.7%
Crown Castle International Corp.	80,474	7,068,031
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	78,144	12,811,709
Food Products — 4.5%
Blue Buffalo Pet Products, Inc.(1)	207,896	5,041,478
Dean Foods Co.	155,996	3,098,080
Kellogg Co.	186,115	13,532,422
Mondelez International, Inc., Class A	350,653	15,526,915
TreeHouse Foods, Inc.(1)	115,416	8,757,766
		45,956,661
Health Care Equipment and Supplies — 4.9%
Baxter International, Inc.	342,688	16,418,182
Nevro Corp.(1)	78,231	6,807,662
NuVasive, Inc.(1)	86,308	6,108,017
Teleflex, Inc.	105,752	17,737,783
West Pharmaceutical Services, Inc.	40,668	3,441,733
		50,513,377
Health Care Providers and Services — 2.7%
Amedisys, Inc.(1)	162,351	7,438,923
Centene Corp.(1)	40,508	2,562,941
Humana, Inc.	63,463	12,597,405
Universal Health Services, Inc., Class B	47,444	5,343,618
		27,942,887
Hotels, Restaurants and Leisure — 5.2%
Chipotle Mexican Grill, Inc.(1)	11,442	4,822,116
Las Vegas Sands Corp.	121,190	6,372,170
MGM Resorts International(1)	345,515	9,950,832
Panera Bread Co., Class A(1)	44,299	9,261,149
Starbucks Corp.	402,684	22,236,211
		52,642,478
Household Durables — 2.2%
Newell Brands, Inc.	466,574	22,082,947
Internet and Direct Marketing Retail — 4.5%
Amazon.com, Inc.(1)	42,888	35,317,410
Duluth Holdings, Inc., Class B(1)	120,332	2,721,910
Expedia, Inc.	35,246	4,285,561
Priceline Group, Inc. (The)(1)	2,574	4,054,385
		46,379,266
Internet Software and Services — 12.1%
Alibaba Group Holding Ltd. ADR(1)	55,083	5,580,459
Alphabet, Inc., Class A(1)	76,573	62,804,409
Alphabet, Inc., Class C(1)	13,655	10,880,167
eBay, Inc.(1)	261,049	8,309,190

Facebook, Inc., Class A(1)	278,776	36,330,088
		123,904,313
IT Services — 5.7%
Alliance Data Systems Corp.	69,124	15,786,539
Booz Allen Hamilton Holding Corp.	301,344	10,191,454
Computer Sciences Corp.	53,676	3,338,647
Mastercard, Inc., Class A	269,682	28,675,287
		57,991,927
Machinery — 3.4%
Ingersoll-Rand plc	76,395	6,061,943
John Bean Technologies Corp.	30,910	2,669,079
Kennametal, Inc.	94,977	3,394,478
Middleby Corp. (The)(1)	92,924	12,468,542
Snap-on, Inc.	46,605	8,460,206
Xylem Inc	42,290	2,085,320
		35,139,568
Media — 1.9%
Comcast Corp., Class A	261,507	19,722,858
Multiline Retail — 0.6%
Dollar Tree, Inc.(1)	80,044	6,178,596
Oil, Gas and Consumable Fuels — 2.2%
Concho Resources, Inc.(1)	33,665	4,694,248
Newfield Exploration Co.(1)	86,066	3,449,525
Pioneer Natural Resources Co.	24,666	4,445,553
Range Resources Corp.	308,655	9,981,903
		22,571,229
Pharmaceuticals — 2.9%
Catalent, Inc.(1)	192,988	5,164,359
Eli Lilly & Co.	87,128	6,711,470
Zoetis, Inc.	312,720	17,180,836
		29,056,665
Road and Rail — 1.9%
Canadian Pacific Railway Ltd., (New York)	57,664	8,715,337
Norfolk Southern Corp.	91,728	10,774,371
		19,489,708
Semiconductors and Semiconductor Equipment — 2.7%
Applied Materials, Inc.	212,454	7,276,550
Broadcom Ltd.	65,545	13,076,227
KLA-Tencor Corp.	81,719	6,955,104
		27,307,881
Software — 7.2%
Adobe Systems, Inc.(1)	135,545	15,368,092
Electronic Arts, Inc.(1)	150,373	12,545,619
Microsoft Corp.	512,953	33,162,412
salesforce.com, Inc.(1)	159,961	12,652,915
		73,729,038
Specialty Retail — 5.6%
AutoZone, Inc.(1)	9,340	6,771,313
Burlington Stores, Inc.(1)	43,401	3,632,664
Home Depot, Inc. (The)	96,263	13,243,864
Lowe's Cos., Inc.	323,676	23,654,242
Michaels Cos., Inc. (The)(1)	152,353	2,996,783
Ross Stores, Inc.	70,918	4,688,389

Williams-Sonoma, Inc.	53,694	2,588,588
		57,575,843
Technology Hardware, Storage and Peripherals — 3.4%
Apple, Inc.	286,251	34,736,559
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B	60,677	3,209,813
Tobacco — 0.6%
Philip Morris International, Inc.	66,885	6,429,655
TOTAL COMMON STOCKS (Cost $725,777,372)		1,018,373,095
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $4,502,300), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $4,412,015) (Cost $4,412,000)		4,412,000
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $730,189,372)		1,022,785,095
OTHER ASSETS AND LIABILITIES — (0.1)%		(807,741)
TOTAL NET ASSETS — 100.0%		$1,021,977,354

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	1,642,212	USD	1,262,032	Morgan Stanley	3/31/17	749
CAD	1,073,567	USD	805,579	Morgan Stanley	3/31/17	19,942
CAD	1,085,618	USD	814,312	Morgan Stanley	3/31/17	20,475
CAD	453,634	USD	345,370	Morgan Stanley	3/31/17	3,452
USD	10,622,035	CAD	14,208,246	Morgan Stanley	3/31/17	(303,412)
USD	289,131	CAD	385,805	Morgan Stanley	3/31/17	(7,534)
GBP	414,001	USD	504,816	Credit Suisse International	3/31/17	16,711
GBP	455,453	USD	560,567	Credit Suisse International	3/31/17	13,178
GBP	422,616	USD	528,633	Credit Suisse International	3/31/17	3,746
USD	17,219,598	GBP	13,870,285	Credit Suisse International	3/31/17	(253,131)
USD	614,020	GBP	493,413	Credit Suisse International	3/31/17	(7,545)
USD	681,963	GBP	552,828	Credit Suisse International	3/31/17	(14,448)
						(507,817)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,006,310,797	12,062,298	—
Temporary Cash Investments	—	4,412,000	—
	1,006,310,797	16,474,298	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	78,253	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	586,070	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$731,010,524
Gross tax appreciation of investments	$308,775,820
Gross tax depreciation of investments	(17,001,249)
Net tax appreciation (depreciation) of investments	$291,774,571

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2017

Balanced - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.8%
Aerospace and Defense — 1.5%
Boeing Co. (The)	40,648	6,642,696
United Technologies Corp.	52,709	5,780,596
		12,423,292
Airlines — 1.1%
Hawaiian Holdings, Inc.(1)	34,019	1,733,268
JetBlue Airways Corp.(1)	139,999	2,745,381
United Continental Holdings, Inc.(1)	69,596	4,904,430
		9,383,079
Auto Components — 0.6%
LCI Industries	4,090	448,877
Lear Corp.	32,939	4,680,303
		5,129,180
Automobiles — 0.6%
Ford Motor Co.	394,869	4,880,581
Banks — 2.4%
Bank of America Corp.	62,748	1,420,615
BB&T Corp.	101,019	4,666,067
Citigroup, Inc.	155,719	8,693,792
East West Bancorp, Inc.	2,952	151,851
JPMorgan Chase & Co.	38,081	3,222,795
Wells Fargo & Co.	38,452	2,166,001
		20,321,121
Beverages — 1.0%
Coca-Cola Co. (The)	8,408	349,521
PepsiCo, Inc.	79,426	8,242,830
		8,592,351
Biotechnology — 3.1%
AbbVie, Inc.	104,815	6,405,244
Amgen, Inc.	47,938	7,510,926
Biogen, Inc.(1)	19,681	5,456,360
Celgene Corp.(1)	27,105	3,148,246
Gilead Sciences, Inc.	53,777	3,896,144
		26,416,920
Building Products — 0.8%
Owens Corning	87,450	4,831,613
USG Corp.(1)	48,033	1,469,329
		6,300,942
Capital Markets — 1.8%
Eaton Vance Corp.	83,534	3,502,581
Evercore Partners, Inc., Class A	37,374	2,894,616
Franklin Resources, Inc.	56,503	2,245,429
Goldman Sachs Group, Inc. (The)	27,346	6,270,985
		14,913,611
Chemicals — 2.0%
Air Products & Chemicals, Inc.	36,646	5,121,645
Cabot Corp.	79,424	4,397,707
Celanese Corp.	9,545	805,598

Dow Chemical Co. (The)	66,699	3,977,261
E.I. du Pont de Nemours & Co.	22,663	1,711,057
Monsanto Co.	9,869	1,068,911
		17,082,179
Communications Equipment — 0.9%
Cisco Systems, Inc.	243,908	7,492,854
Construction and Engineering — 0.1%
AECOM(1)	25,033	924,469
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	21,469	3,523,922
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	87,416	3,685,459
Verizon Communications, Inc.	26,509	1,299,206
		4,984,665
Electric Utilities — 0.3%
PPL Corp.	71,028	2,474,615
Electrical Equipment — 0.4%
Eaton Corp. plc	47,288	3,347,045
Energy Equipment and Services — 1.6%
Baker Hughes, Inc.	70,758	4,463,415
Dril-Quip, Inc.(1)	47,723	2,968,371
Helmerich & Payne, Inc.	19,023	1,353,677
Rowan Cos. plc(1)	30,784	551,649
TechnipFMC plc(1)	132,896	4,467,963
		13,805,075
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	45,617	4,721,359
Lamar Advertising Co., Class A	6,296	475,474
Medical Properties Trust, Inc.	85,187	1,086,134
WP Carey, Inc.	44,670	2,766,860
		9,049,827
Food and Staples Retailing — 1.4%
CVS Health Corp.	52,391	4,128,935
Wal-Mart Stores, Inc.	101,079	6,746,012
Walgreens Boots Alliance, Inc.	7,837	642,164
		11,517,111
Food Products — 1.4%
Campbell Soup Co.	20,855	1,297,806
Hormel Foods Corp.	61,269	2,224,064
Ingredion, Inc.	27,525	3,528,430
J.M. Smucker Co. (The)	3,662	497,483
Tyson Foods, Inc., Class A	67,849	4,260,239
		11,808,022
Gas Utilities — 0.3%
National Fuel Gas Co.	10,093	566,722
ONE Gas, Inc.	18,088	1,168,847
Southwest Gas Holdings, Inc.	9,155	737,618
		2,473,187
Health Care Equipment and Supplies — 3.1%
Becton Dickinson and Co.	27,576	4,888,949
Boston Scientific Corp.(1)	116,364	2,799,718
C.R. Bard, Inc.	6,864	1,629,033
Cooper Cos., Inc. (The)	2,936	542,015

Danaher Corp.	54,588	4,581,025
Hologic, Inc.(1)	42,737	1,732,131
Medtronic plc	85,649	6,511,037
Zimmer Biomet Holdings, Inc.	25,013	2,959,788
		25,643,696
Health Care Providers and Services — 0.8%
UnitedHealth Group, Inc.	43,133	6,991,859
Health Care Technology — 0.3%
Cerner Corp.(1)	51,973	2,791,470
Hotels, Restaurants and Leisure — 1.1%
Carnival Corp.	78,400	4,341,792
Darden Restaurants, Inc.	65,989	4,835,674
		9,177,466
Household Durables — 0.2%
Garmin Ltd.	25,986	1,254,864
Household Products — 1.4%
Church & Dwight Co., Inc.	60,876	2,752,813
Procter & Gamble Co. (The)	53,865	4,718,574
Spectrum Brands Holdings, Inc.	30,285	4,039,716
		11,511,103
Industrial Conglomerates — 1.3%
3M Co.	23,736	4,149,527
Carlisle Cos., Inc.	36,707	4,005,101
General Electric Co.	104,230	3,095,631
		11,250,259
Insurance — 1.9%
Aflac, Inc.	63,178	4,421,828
Aon plc	5,222	588,519
Aspen Insurance Holdings Ltd.	8,655	488,142
Everest Re Group Ltd.	9,547	2,099,672
Lincoln National Corp.	7,740	522,527
MetLife, Inc.	11,977	651,669
Prudential Financial, Inc.	3,975	417,812
Reinsurance Group of America, Inc.	32,214	4,041,891
Validus Holdings Ltd.	45,511	2,594,127
		15,826,187
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	15,058	12,399,962
Internet Software and Services — 3.4%
Alphabet, Inc., Class A(1)	20,596	16,892,633
Facebook, Inc., Class A(1)	90,878	11,843,221
		28,735,854
IT Services — 1.0%
International Business Machines Corp.	48,015	8,379,578
Leisure Products — 0.5%
Brunswick Corp.	66,069	3,954,890
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc.	1,895	288,779
Waters Corp.(1)	4,843	686,011
		974,790
Machinery — 2.4%
Cummins, Inc.	22,617	3,324,925
Fortive Corp.	10,382	574,228

Ingersoll-Rand plc	65,044	5,161,241
Oshkosh Corp.	24,506	1,706,353
Parker-Hannifin Corp.	4,346	639,427
Snap-on, Inc.	16,136	2,929,168
Stanley Black & Decker, Inc.	8,474	1,050,776
Timken Co. (The)	18,107	803,951
Toro Co. (The)	73,691	4,342,611
		20,532,680
Media — 1.1%
Omnicom Group, Inc.	49,203	4,214,237
Twenty-First Century Fox, Inc., Class A	149,833	4,701,759
		8,915,996
Metals and Mining — 1.2%
Barrick Gold Corp.	238,351	4,395,192
Newmont Mining Corp.	13,118	475,921
Nucor Corp.	69,367	4,029,529
Reliance Steel & Aluminum Co.	15,343	1,222,070
		10,122,712
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	15,415	470,003
Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	62,413	1,635,845
Multiline Retail — 0.2%
Target Corp.	27,656	1,783,259
Oil, Gas and Consumable Fuels — 2.3%
Chevron Corp.	49,266	5,485,769
Exxon Mobil Corp.	73,930	6,201,988
Kinder Morgan, Inc.	146,129	3,264,522
Williams Cos., Inc. (The)	59,045	1,702,858
World Fuel Services Corp.	50,209	2,233,296
		18,888,433
Personal Products†
Nu Skin Enterprises, Inc., Class A	5,949	308,634
Pharmaceuticals — 2.2%
Johnson & Johnson	73,363	8,308,360
Merck & Co., Inc.	137,048	8,495,605
Pfizer, Inc.	42,946	1,362,677
		18,166,642
Professional Services — 0.1%
FTI Consulting, Inc.(1)	11,292	475,845
Real Estate Management and Development — 0.1%
Realogy Holdings Corp.	37,783	978,958
Semiconductors and Semiconductor Equipment — 2.8%
Applied Materials, Inc.	147,252	5,043,381
Broadcom Ltd.	3,393	676,904
Intel Corp.	230,705	8,494,558
Lam Research Corp.	3,509	403,044
QUALCOMM, Inc.	95,573	5,106,465
Texas Instruments, Inc.	54,254	4,098,347
		23,822,699
Software — 3.9%
Adobe Systems, Inc.(1)	41,621	4,718,989
Microsoft Corp.	259,539	16,779,196

Oracle Corp.	149,855	6,010,684
Synopsys, Inc.(1)	9,048	569,029
VMware, Inc., Class A(1)	57,106	4,999,059
		33,076,957
Specialty Retail — 0.6%
Best Buy Co., Inc.	94,345	4,200,239
Urban Outfitters, Inc.(1)	24,729	656,308
		4,856,547
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.	145,412	17,645,746
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	128,982	4,458,908
TOTAL COMMON STOCKS (Cost $406,435,081)		501,875,890
U.S. TREASURY SECURITIES — 12.5%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,400,000	1,532,234
U.S. Treasury Bonds, 4.375%, 11/15/39	1,500,000	1,853,730
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,292,735
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,526,836
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,065,550
U.S. Treasury Bonds, 2.875%, 5/15/43	1,420,000	1,376,152
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	1,856,449
U.S. Treasury Bonds, 3.00%, 11/15/44	1,580,000	1,564,200
U.S. Treasury Bonds, 2.50%, 2/15/45	5,520,000	4,932,313
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	704,823	689,887
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,499,911
U.S. Treasury Notes, 0.875%, 1/31/18	3,400,000	3,400,204
U.S. Treasury Notes, 1.00%, 3/15/18	7,150,000	7,155,584
U.S. Treasury Notes, 0.75%, 4/15/18	1,200,000	1,197,234
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	892,961
U.S. Treasury Notes, 1.375%, 7/31/18(2)	1,130,000	1,135,761
U.S. Treasury Notes, 1.25%, 10/31/18	2,350,000	2,354,315
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,104,662
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	200,805
U.S. Treasury Notes, 1.125%, 1/31/19	2,000,000	1,996,876
U.S. Treasury Notes, 1.50%, 2/28/19	3,000,000	3,015,411
U.S. Treasury Notes, 1.625%, 7/31/19	1,350,000	1,358,570
U.S. Treasury Notes, 1.625%, 8/31/19	8,350,000	8,401,862
U.S. Treasury Notes, 1.75%, 9/30/19	2,600,000	2,623,309
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,662,362
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,604,417
U.S. Treasury Notes, 1.625%, 12/31/19	950,000	954,491
U.S. Treasury Notes, 1.375%, 1/15/20	3,000,000	2,992,500
U.S. Treasury Notes, 1.375%, 3/31/20	2,950,000	2,935,539
U.S. Treasury Notes, 1.375%, 4/30/20	1,500,000	1,491,328
U.S. Treasury Notes, 1.625%, 6/30/20	2,350,000	2,352,019
U.S. Treasury Notes, 1.75%, 12/31/20	600,000	600,457
U.S. Treasury Notes, 2.25%, 4/30/21	2,000,000	2,036,484
U.S. Treasury Notes, 2.00%, 10/31/21	18,400,000	18,476,912
U.S. Treasury Notes, 1.50%, 2/28/23	2,100,000	2,023,220
U.S. Treasury Notes, 1.375%, 6/30/23	1,580,000	1,503,315
U.S. Treasury Notes, 1.375%, 8/31/23	1,350,000	1,280,972

U.S. Treasury Notes, 2.25%, 11/15/25		2,000,000	1,972,540
TOTAL U.S. TREASURY SECURITIES (Cost $105,093,038)			104,914,107
CORPORATE BONDS — 12.0%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		190,000	186,302
Lockheed Martin Corp., 4.25%, 11/15/19		250,000	266,291
Lockheed Martin Corp., 3.80%, 3/1/45		80,000	74,917
United Technologies Corp., 6.05%, 6/1/36		250,000	312,050
United Technologies Corp., 3.75%, 11/1/46		100,000	94,183
			933,743
Auto Components†
Schaeffler Finance BV, 4.25%, 5/15/21(3)		200,000	205,000
ZF North America Capital, Inc., 4.00%, 4/29/20(3)		150,000	156,862
			361,862
Automobiles — 0.4%
American Honda Finance Corp., 1.50%, 9/11/17(3)		70,000	70,150
American Honda Finance Corp., 2.125%, 10/10/18		150,000	151,408
Daimler Finance North America LLC, 1.875%, 1/11/18(3)		210,000	210,569
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		200,000	200,668
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		400,000	415,047
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		150,000	172,860
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		440,000	489,221
General Motors Co., 5.00%, 4/1/35		210,000	207,807
General Motors Financial Co., Inc., 3.25%, 5/15/18		350,000	354,985
General Motors Financial Co., Inc., 3.10%, 1/15/19		110,000	111,419
General Motors Financial Co., Inc., 3.20%, 7/6/21		140,000	139,471
General Motors Financial Co., Inc., 5.25%, 3/1/26		260,000	275,404
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)		150,000	153,937
			2,952,946
Banks — 1.8%
Bank of America Corp., 5.75%, 12/1/17		360,000	372,213
Bank of America Corp., 5.70%, 1/24/22		220,000	246,435
Bank of America Corp., 4.10%, 7/24/23		70,000	72,871
Bank of America Corp., MTN, 5.625%, 7/1/20		110,000	120,848
Bank of America Corp., MTN, 4.00%, 4/1/24		420,000	431,844
Bank of America Corp., MTN, 4.20%, 8/26/24		380,000	386,626
Bank of America Corp., MTN, 4.00%, 1/22/25		600,000	598,004
Bank of America Corp., MTN, 5.00%, 1/21/44		110,000	119,788
Barclays Bank plc, 5.14%, 10/14/20		200,000	212,776
Barclays plc, 4.375%, 1/12/26		200,000	201,296
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	600,000	645,470
BPCE SA, 5.15%, 7/21/24(3)		$200,000	204,235
Branch Banking & Trust Co., 3.625%, 9/16/25		113,000	115,017
Branch Banking & Trust Co., 3.80%, 10/30/26		130,000	134,019
Capital One Financial Corp., 4.20%, 10/29/25		445,000	448,364
Capital One N.A., 2.35%, 8/17/18		250,000	251,543
Citigroup, Inc., 1.75%, 5/1/18		710,000	709,344
Citigroup, Inc., 4.05%, 7/30/22		70,000	72,906
Citigroup, Inc., 3.20%, 10/21/26		125,000	118,730
Citigroup, Inc., 4.45%, 9/29/27		1,040,000	1,057,214
Commerzbank AG, 8.125%, 9/19/23(3)		200,000	230,250
Cooperatieve Rabobank UA, 3.875%, 2/8/22		430,000	451,910
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	400,000	457,243

Fifth Third Bancorp, 4.30%, 1/16/24		$110,000	113,851
Fifth Third Bank, 2.875%, 10/1/21		250,000	252,971
HBOS plc, MTN, 6.75%, 5/21/18(3)		300,000	316,793
Huntington Bancshares, Inc., 2.30%, 1/14/22		260,000	252,419
Intesa Sanpaolo SpA, 5.02%, 6/26/24(3)		230,000	212,142
JPMorgan Chase & Co., 2.55%, 3/1/21		420,000	419,048
JPMorgan Chase & Co., 4.625%, 5/10/21		460,000	495,875
JPMorgan Chase & Co., 3.25%, 9/23/22		220,000	222,821
JPMorgan Chase & Co., 3.875%, 9/10/24		370,000	373,689
JPMorgan Chase & Co., 3.125%, 1/23/25		570,000	558,683
JPMorgan Chase & Co., 4.95%, 6/1/45		100,000	105,223
KeyCorp, MTN, 2.30%, 12/13/18		220,000	221,270
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/22		300,000	294,860
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	600,000	632,032
SunTrust Bank, 3.30%, 5/15/26		$200,000	193,472
U.S. Bancorp, MTN, 3.00%, 3/15/22		110,000	112,035
U.S. Bancorp, MTN, 3.60%, 9/11/24		330,000	337,253
Wells Fargo & Co., 3.07%, 1/24/23		210,000	209,871
Wells Fargo & Co., 4.125%, 8/15/23		200,000	208,640
Wells Fargo & Co., 3.00%, 4/22/26		450,000	429,077
Wells Fargo & Co., MTN, 2.60%, 7/22/20		320,000	322,103
Wells Fargo & Co., MTN, 3.55%, 9/29/25		160,000	159,966
Wells Fargo & Co., MTN, 4.10%, 6/3/26		210,000	212,782
Wells Fargo & Co., MTN, 4.65%, 11/4/44		200,000	200,814
Wells Fargo & Co., MTN, 4.75%, 12/7/46		120,000	122,608
			14,639,244
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		310,000	315,488
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		250,000	252,111
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		500,000	537,508
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		390,000	433,925
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		360,000	354,570
Constellation Brands, Inc., 4.75%, 12/1/25		200,000	214,250
Molson Coors Brewing Co., 3.00%, 7/15/26		250,000	235,624
			2,343,476
Biotechnology — 0.4%
AbbVie, Inc., 2.90%, 11/6/22		220,000	217,674
AbbVie, Inc., 3.60%, 5/14/25		120,000	118,605
AbbVie, Inc., 4.40%, 11/6/42		240,000	226,363
AbbVie, Inc., 4.45%, 5/14/46		40,000	37,469
Amgen, Inc., 4.66%, 6/15/51		289,000	282,116
Biogen, Inc., 3.625%, 9/15/22		370,000	381,674
Celgene Corp., 3.25%, 8/15/22		190,000	192,295
Celgene Corp., 3.625%, 5/15/24		300,000	302,120
Celgene Corp., 3.875%, 8/15/25		300,000	304,027
Celgene Corp., 5.00%, 8/15/45		90,000	93,386
Gilead Sciences, Inc., 4.40%, 12/1/21		310,000	333,695
Gilead Sciences, Inc., 3.65%, 3/1/26		680,000	691,808
			3,181,232
Building Products†
Masco Corp., 4.45%, 4/1/25		170,000	176,171
Capital Markets†
Jefferies Group LLC, 5.125%, 4/13/18		110,000	113,843

Jefferies Group LLC, 4.85%, 1/15/27		110,000	109,887
			223,730
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		160,000	164,200
Dow Chemical Co. (The), 4.25%, 11/15/20		62,000	65,688
Eastman Chemical Co., 3.60%, 8/15/22		97,000	99,617
Ecolab, Inc., 4.35%, 12/8/21		250,000	270,455
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	211,601
LyondellBasell Industries NV, 4.625%, 2/26/55		140,000	131,674
Mosaic Co. (The), 5.625%, 11/15/43		120,000	119,613
			1,062,848
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24		150,000	149,625
Republic Services, Inc., 3.55%, 6/1/22		220,000	228,970
Waste Management, Inc., 4.10%, 3/1/45		150,000	149,608
			528,203
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39		130,000	165,249
Construction Materials†
Owens Corning, 4.20%, 12/15/22		160,000	166,675
Consumer Finance — 0.4%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	256,814
American Express Co., 1.55%, 5/22/18		220,000	219,537
American Express Credit Corp., 2.60%, 9/14/20		115,000	116,025
American Express Credit Corp., MTN, 2.25%, 5/5/21		250,000	246,999
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	251,242
Capital One Bank USA N.A., 3.375%, 2/15/23		250,000	250,343
CIT Group, Inc., 4.25%, 8/15/17		470,000	475,288
CIT Group, Inc., 5.00%, 8/15/22		90,000	94,500
Discover Bank, 2.00%, 2/21/18		250,000	250,205
Discover Bank, 3.45%, 7/27/26		250,000	240,952
Equifax, Inc., 3.30%, 12/15/22		140,000	142,541
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		150,000	158,250
PNC Bank N.A., 6.00%, 12/7/17		290,000	300,793
PNC Bank N.A., 1.95%, 3/4/19		300,000	300,932
Synchrony Financial, 2.60%, 1/15/19		160,000	161,056
Synchrony Financial, 3.00%, 8/15/19		90,000	91,258
			3,556,735
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23		180,000	179,325
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		250,000	256,562
WestRock RKT Co., 3.50%, 3/1/20		140,000	144,207
WestRock RKT Co., 4.00%, 3/1/23		240,000	248,669
			828,763
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		110,000	107,193
George Washington University (The), 3.55%, 9/15/46		115,000	100,620
			207,813
Diversified Financial Services — 1.1%
Ally Financial, Inc., 3.50%, 1/27/19		100,000	101,250
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		80,000	80,022
BNP Paribas SA, 4.375%, 9/28/25(3)		200,000	200,402
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	500,000	538,813

Citigroup, Inc., 2.90%, 12/8/21	$400,000	399,088
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	282,546
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	694,000	696,319
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	860,000	859,640
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	110,000	119,263
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	516,192
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	300,000	309,738
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	160,000	158,492
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	130,000	131,867
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	100,000	97,608
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	103,839
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	400,000	420,741
HSBC Holdings plc, 2.95%, 5/25/21	800,000	800,167
HSBC Holdings plc, 4.30%, 3/8/26	400,000	412,837
HSBC Holdings plc, 4.375%, 11/23/26	220,000	221,594
Morgan Stanley, 5.00%, 11/24/25	810,000	860,585
Morgan Stanley, 4.375%, 1/22/47	90,000	89,471
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	942,995
Morgan Stanley, MTN, 2.50%, 4/21/21	200,000	197,654
Morgan Stanley, MTN, 3.70%, 10/23/24	460,000	464,134
S&P Global, Inc., 3.30%, 8/14/20	120,000	122,959
UBS Group Funding Jersey Ltd., 2.65%, 2/1/22(3)	200,000	194,317
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(3)	200,000	202,260
		9,524,793
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21	250,000	269,614
AT&T, Inc., 3.60%, 2/17/23	200,000	201,185
AT&T, Inc., 4.45%, 4/1/24	120,000	124,888
AT&T, Inc., 3.40%, 5/15/25	890,000	849,427
AT&T, Inc., 6.55%, 2/15/39	287,000	335,858
AT&T, Inc., 4.30%, 12/15/42	130,000	114,962
British Telecommunications plc, 5.95%, 1/15/18	480,000	499,662
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	150,850
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	290,000	287,089
Frontier Communications Corp., 8.50%, 4/15/20	150,000	160,402
Orange SA, 4.125%, 9/14/21	210,000	222,332
Orange SA, 5.50%, 2/6/44	80,000	93,041
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	109,217
Verizon Communications, Inc., 2.45%, 11/1/22	130,000	125,118
Verizon Communications, Inc., 2.625%, 8/15/26	160,000	145,425
Verizon Communications, Inc., 5.05%, 3/15/34	570,000	585,824
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	144,983
Verizon Communications, Inc., 4.86%, 8/21/46	250,000	241,385
Verizon Communications, Inc., 5.01%, 8/21/54	199,000	189,312
		4,850,574
Energy Equipment and Services†
Ensco plc, 5.20%, 3/15/25	40,000	36,600
Halliburton Co., 3.80%, 11/15/25	220,000	224,157
		260,757
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	140,112
American Tower Corp., 3.375%, 10/15/26	280,000	266,165
Boston Properties LP, 3.65%, 2/1/26	100,000	99,250

Crown Castle International Corp., 5.25%, 1/15/23	180,000	196,209
Crown Castle International Corp., 4.45%, 2/15/26	40,000	41,341
DDR Corp., 4.75%, 4/15/18	230,000	235,964
DDR Corp., 3.625%, 2/1/25	150,000	144,656
Essex Portfolio LP, 3.625%, 8/15/22	150,000	154,019
Essex Portfolio LP, 3.25%, 5/1/23	50,000	49,901
Hospitality Properties Trust, 4.65%, 3/15/24	450,000	450,607
Kilroy Realty LP, 3.80%, 1/15/23	140,000	143,198
Kimco Realty Corp., 2.80%, 10/1/26	240,000	223,554
Simon Property Group LP, 3.25%, 11/30/26	150,000	147,176
Ventas Realty LP, 4.125%, 1/15/26	100,000	102,415
VEREIT Operating Partnership LP, 4.125%, 6/1/21	230,000	234,554
Welltower, Inc., 3.75%, 3/15/23	130,000	133,305
		2,762,426
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	220,000	226,293
CVS Health Corp., 2.75%, 12/1/22	170,000	168,144
CVS Health Corp., 5.125%, 7/20/45	160,000	176,152
Dollar General Corp., 3.25%, 4/15/23	260,000	257,963
Kroger Co. (The), 3.30%, 1/15/21	330,000	338,597
Kroger Co. (The), 3.875%, 10/15/46	150,000	135,498
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)	350,000	344,886
Sysco Corp., 3.30%, 7/15/26	100,000	98,011
Target Corp., 2.50%, 4/15/26	210,000	197,945
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	134,621
Wal-Mart Stores, Inc., 4.30%, 4/22/44	390,000	403,409
		2,481,519
Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25	100,000	101,214
Kraft Heinz Foods Co., 5.20%, 7/15/45	140,000	147,622
Kraft Heinz Foods Co., 4.375%, 6/1/46	120,000	112,652
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	160,000	160,800
		522,288
Gas Utilities — 0.6%
Boardwalk Pipelines LP, 4.45%, 7/15/27	110,000	110,034
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	136,779
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	107,524
Enbridge, Inc., 4.00%, 10/1/23	140,000	144,145
Enbridge, Inc., 4.50%, 6/10/44	120,000	113,691
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	168,375
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	209,207
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	160,518
Energy Transfer Partners LP, 4.90%, 3/15/35	70,000	67,983
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	203,710
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	468,674
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	146,276
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	234,581
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	185,215
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	235,581
Kinder Morgan, Inc., 5.55%, 6/1/45	150,000	158,902
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	110,466
MPLX LP, 4.875%, 12/1/24	130,000	136,589
MPLX LP, 4.875%, 6/1/25	280,000	294,542

Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	315,162
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	160,000	174,400
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	327,977
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	100,000	97,958
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	49,400
Williams Partners LP, 4.125%, 11/15/20	200,000	209,244
Williams Partners LP, 5.40%, 3/4/44	240,000	247,623
		4,814,556
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 3.75%, 11/30/26	300,000	296,603
Becton Dickinson and Co., 3.73%, 12/15/24	360,000	369,588
Medtronic, Inc., 2.50%, 3/15/20	130,000	131,626
Medtronic, Inc., 3.50%, 3/15/25	230,000	235,335
Medtronic, Inc., 4.375%, 3/15/35	360,000	377,274
St. Jude Medical LLC, 2.00%, 9/15/18	110,000	110,142
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	155,367
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	148,000	150,891
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	130,000	123,123
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	123,643
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	120,736
		2,194,328
Health Care Providers and Services — 0.2%
Aetna, Inc., 2.75%, 11/15/22	130,000	129,701
Aetna, Inc., 4.375%, 6/15/46	120,000	120,717
Ascension Health, 3.95%, 11/15/46	40,000	38,493
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	49,000	49,158
Express Scripts Holding Co., 3.40%, 3/1/27	80,000	74,595
HCA, Inc., 3.75%, 3/15/19	310,000	316,200
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	100,000	95,440
Mylan NV, 3.95%, 6/15/26(3)	130,000	129,055
NYU Hospitals Center, 4.43%, 7/1/42	90,000	89,339
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	233,808
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	314,050
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	218,355
Universal Health Services, Inc., 4.75%, 8/1/22(3)	130,000	131,462
		1,940,373
Hotels, Restaurants and Leisure — 0.1%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(3)	170,000	167,663
McDonald's Corp., MTN, 3.25%, 6/10/24	100,000	102,042
McDonald's Corp., MTN, 3.375%, 5/26/25	80,000	80,203
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	173,600
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	110,157
		633,665
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18	270,000	273,712
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	122,722
Lennar Corp., 4.75%, 12/15/17	210,000	214,200
Lennar Corp., 4.75%, 4/1/21	152,000	158,460
M.D.C. Holdings, Inc., 5.50%, 1/15/24	140,000	144,550
Newell Brands, Inc., 4.20%, 4/1/26	110,000	114,063
Newell Brands, Inc., 5.50%, 4/1/46	260,000	294,594
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	110,250

TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		100,000	102,250
			1,534,801
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		130,000	127,288
General Electric Co., 2.70%, 10/9/22		210,000	211,193
General Electric Co., 4.125%, 10/9/42		180,000	183,072
General Electric Co., MTN, 4.375%, 9/16/20		250,000	269,364
General Electric Co., MTN, 4.65%, 10/17/21		120,000	132,003
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		170,000	172,048
			1,094,968
Insurance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		150,000	153,950
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		300,000	320,295
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	600,000	749,199
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$90,000	95,006
American International Group, Inc., 4.125%, 2/15/24		550,000	572,400
American International Group, Inc., 4.50%, 7/16/44		120,000	117,499
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		230,000	235,246
Berkshire Hathaway, Inc., 4.50%, 2/11/43		220,000	233,692
Chubb INA Holdings, Inc., 3.15%, 3/15/25		280,000	279,684
Chubb INA Holdings, Inc., 3.35%, 5/3/26		110,000	110,928
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	300,000	330,723
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$50,000	56,603
International Lease Finance Corp., 6.25%, 5/15/19		100,000	108,133
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)		60,000	65,263
Liberty Mutual Group, Inc., 4.85%, 8/1/44(3)		140,000	138,805
Lincoln National Corp., 6.25%, 2/15/20		50,000	55,314
Markel Corp., 4.90%, 7/1/22		190,000	205,355
Markel Corp., 3.625%, 3/30/23		100,000	100,789
MetLife, Inc., 4.125%, 8/13/42		110,000	107,696
MetLife, Inc., 4.875%, 11/13/43		110,000	119,110
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		200,000	200,787
Principal Financial Group, Inc., 3.30%, 9/15/22		70,000	70,930
Prudential Financial, Inc., 5.625%, 5/12/41		370,000	428,248
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		70,000	76,871
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)		120,000	122,212
Travelers Cos., Inc. (The), 4.30%, 8/25/45		60,000	61,850
Voya Financial, Inc., 5.70%, 7/15/43		160,000	176,280
WR Berkley Corp., 4.625%, 3/15/22		130,000	139,563
WR Berkley Corp., 4.75%, 8/1/44		90,000	88,014
			5,520,445
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17		150,000	150,117
Fidelity National Information Services, Inc., 3.875%, 6/5/24		260,000	265,665
Fidelity National Information Services, Inc., 3.00%, 8/15/26		200,000	188,579
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		280,000	287,636
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		130,000	135,599
Xerox Corp., 2.95%, 3/15/17		80,000	80,157
			1,107,753
Machinery†
Oshkosh Corp., 5.375%, 3/1/22		290,000	303,050
Media — 0.7%
21st Century Fox America, Inc., 3.70%, 10/15/25		220,000	222,855

21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	89,494
21st Century Fox America, Inc., 4.75%, 9/15/44	80,000	80,207
CBS Corp., 3.50%, 1/15/25	100,000	98,798
CBS Corp., 4.85%, 7/1/42	60,000	59,718
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	870,000	913,769
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	70,000	79,852
Comcast Corp., 6.40%, 5/15/38	310,000	395,832
Comcast Corp., 4.75%, 3/1/44	260,000	276,452
Discovery Communications LLC, 5.625%, 8/15/19	90,000	97,527
Discovery Communications LLC, 3.25%, 4/1/23	140,000	137,008
Discovery Communications LLC, 4.90%, 3/11/26	130,000	135,905
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	160,000	166,230
Lamar Media Corp., 5.375%, 1/15/24	180,000	188,550
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	408,540
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	119,403
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	160,000	163,400
Omnicom Group, Inc., 3.60%, 4/15/26	270,000	268,090
TEGNA, Inc., 5.125%, 7/15/20	330,000	341,963
Time Warner Cable LLC, 6.75%, 7/1/18	130,000	138,431
Time Warner Cable LLC, 5.50%, 9/1/41	70,000	71,343
Time Warner Cable LLC, 4.50%, 9/15/42	100,000	90,172
Time Warner, Inc., 4.70%, 1/15/21	140,000	150,123
Time Warner, Inc., 3.60%, 7/15/25	400,000	392,793
Time Warner, Inc., 3.80%, 2/15/27	150,000	146,597
Time Warner, Inc., 5.35%, 12/15/43	120,000	125,161
Viacom, Inc., 3.125%, 6/15/22	190,000	184,974
Viacom, Inc., 4.25%, 9/1/23	160,000	160,987
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)	200,000	201,424
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	80,000	81,824
		5,987,422
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	78,535
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	110,000	118,446
Southern Copper Corp., 5.25%, 11/8/42	100,000	95,382
Steel Dynamics, Inc., 5.00%, 12/15/26(3)	200,000	204,000
Vale Overseas Ltd., 5.625%, 9/15/19	90,000	96,300
		592,663
Multi-Utilities — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	180,000	187,650
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	162,992
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	66,533
CMS Energy Corp., 8.75%, 6/15/19	180,000	206,938
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	146,983
Constellation Energy Group, Inc., 5.15%, 12/1/20	220,000	238,684
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	201,433
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	207,324
Dominion Resources, Inc., 3.625%, 12/1/24	300,000	302,812
Dominion Resources, Inc., 4.90%, 8/1/41	120,000	127,185
Duke Energy Corp., 3.55%, 9/15/21	90,000	93,503
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	144,661
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	213,094
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	131,571
Edison International, 3.75%, 9/15/17	130,000	131,814

Exelon Corp., 4.45%, 4/15/46	110,000	109,727
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	124,843
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	65,102
FirstEnergy Corp., 4.25%, 3/15/23	180,000	187,890
Florida Power & Light Co., 4.125%, 2/1/42	140,000	144,115
Georgia Power Co., 4.30%, 3/15/42	70,000	71,813
IPALCO Enterprises, Inc., 5.00%, 5/1/18	230,000	238,050
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	266,598
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	210,000	211,785
NiSource Finance Corp., 5.65%, 2/1/45	140,000	165,789
Pacific Gas & Electric Co., 4.00%, 12/1/46	130,000	129,177
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	123,741
Progress Energy, Inc., 3.15%, 4/1/22	90,000	91,202
Sempra Energy, 2.875%, 10/1/22	200,000	199,351
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	84,210
Southern Power Co., 5.15%, 9/15/41	40,000	40,642
Virginia Electric & Power Co., 3.45%, 2/15/24	160,000	164,359
Virginia Electric & Power Co., 4.45%, 2/15/44	80,000	84,246
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	100,107
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	52,880
		5,218,804
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	190,000	176,863
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	180,000	202,833
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	132,869
Antero Resources Corp., 5.00%, 3/1/25(3)	230,000	225,975
Apache Corp., 4.75%, 4/15/43	120,000	123,853
BP Capital Markets plc, 4.50%, 10/1/20	100,000	107,546
BP Capital Markets plc, 2.75%, 5/10/23	200,000	197,263
Chevron Corp., 2.10%, 5/16/21	280,000	277,430
Cimarex Energy Co., 4.375%, 6/1/24	220,000	230,194
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	144,148
Concho Resources, Inc., 5.50%, 4/1/23	180,000	187,650
Concho Resources, Inc., 4.375%, 1/15/25	200,000	205,000
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	50,980
Ecopetrol SA, 4.125%, 1/16/25	90,000	85,399
Encana Corp., 6.50%, 2/1/38	170,000	188,698
EOG Resources, Inc., 5.625%, 6/1/19	150,000	162,606
EOG Resources, Inc., 4.10%, 2/1/21	130,000	137,177
Exxon Mobil Corp., 2.71%, 3/6/25	280,000	273,459
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	99,219
Hess Corp., 6.00%, 1/15/40	190,000	201,092
Marathon Oil Corp., 3.85%, 6/1/25	150,000	146,646
Newfield Exploration Co., 5.75%, 1/30/22	220,000	235,400
Noble Energy, Inc., 4.15%, 12/15/21	290,000	304,630
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	127,500
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	241,512
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	55,650
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	48,894
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	189,462
Phillips 66, 4.30%, 4/1/22	250,000	268,680
Shell International Finance BV, 2.375%, 8/21/22	130,000	127,739

Shell International Finance BV, 3.25%, 5/11/25	200,000	199,491
Shell International Finance BV, 3.625%, 8/21/42	140,000	127,522
Statoil ASA, 2.45%, 1/17/23	190,000	186,159
Statoil ASA, 3.95%, 5/15/43	150,000	146,538
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	150,000	156,375
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	119,317
		5,914,906
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(3)	250,000	253,377
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	350,000	385,764
International Paper Co., 6.00%, 11/15/41	70,000	81,198
International Paper Co., 4.40%, 8/15/47	190,000	182,690
		903,029
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	320,000	322,472
Actavis Funding SCS, 4.55%, 3/15/35	150,000	148,352
Actavis, Inc., 1.875%, 10/1/17	220,000	220,624
Actavis, Inc., 3.25%, 10/1/22	200,000	200,123
Actavis, Inc., 4.625%, 10/1/42	60,000	58,146
Baxalta, Inc., 4.00%, 6/23/25	230,000	231,190
Forest Laboratories LLC, 4.875%, 2/15/21(3)	270,000	290,894
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	253,106
Merck & Co., Inc., 2.40%, 9/15/22	100,000	99,376
Merck & Co., Inc., 3.70%, 2/10/45	80,000	75,977
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	200,000	202,718
Roche Holdings, Inc., 3.35%, 9/30/24(3)	110,000	112,883
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	460,000	447,419
		2,663,280
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	183,951
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	56,026
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	231,313
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	181,980
CSX Corp., 3.40%, 8/1/24	180,000	182,484
CSX Corp., 3.80%, 11/1/46	60,000	54,619
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	41,890
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	205,901
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(3)	40,000	40,492
Union Pacific Corp., 4.00%, 2/1/21	100,000	106,543
Union Pacific Corp., 4.75%, 9/15/41	150,000	162,521
		1,447,720
Semiconductors and Semiconductor Equipment — 0.1%
Lam Research Corp., 2.80%, 6/15/21	330,000	330,189
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(3)	200,000	207,500
		537,689
Software — 0.3%
Intuit, Inc., 5.75%, 3/15/17	254,000	255,439
Microsoft Corp., 2.70%, 2/12/25	570,000	554,055
Microsoft Corp., 3.125%, 11/3/25	110,000	109,570
Microsoft Corp., 3.45%, 8/8/36	150,000	139,725
Microsoft Corp., 4.25%, 2/6/47(4)	180,000	182,150
Oracle Corp., 2.50%, 10/15/22	260,000	257,092
Oracle Corp., 3.625%, 7/15/23	280,000	292,775

Oracle Corp., 2.65%, 7/15/26	100,000	94,267
Oracle Corp., 4.30%, 7/8/34	160,000	164,724
Oracle Corp., 4.00%, 7/15/46	150,000	141,132
		2,190,929
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 9/15/25	120,000	122,845
Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	457,001
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	174,250
		754,096
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	160,000	159,497
Apple, Inc., 2.85%, 5/6/21	180,000	183,963
Apple, Inc., 2.50%, 2/9/25	540,000	517,243
Apple, Inc., 4.65%, 2/23/46	100,000	105,510
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(3)	670,000	724,617
Seagate HDD Cayman, 4.75%, 6/1/23	210,000	212,231
		1,903,061
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	210,000	213,938
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	270,000	269,896
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	192,347
Reynolds American, Inc., 4.45%, 6/12/25	130,000	136,094
		598,337
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	310,000	305,803
Sprint Communications, Inc., 9.00%, 11/15/18(3)	200,000	219,500
T-Mobile USA, Inc., 6.46%, 4/28/19	210,000	213,517
		738,820
TOTAL CORPORATE BONDS (Cost $99,604,480)		100,716,543
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 9.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 1.81%, 2/15/17	97,775	100,829
FHLMC, VRN, 1.91%, 2/15/17	177,944	183,278
FHLMC, VRN, 1.99%, 2/15/17	133,517	138,554
FHLMC, VRN, 2.31%, 2/15/17	594,058	598,654
FHLMC, VRN, 2.38%, 2/15/17	365,128	371,522
FHLMC, VRN, 2.52%, 2/15/17	681,832	701,406
FHLMC, VRN, 2.59%, 2/15/17	308,797	314,570
FHLMC, VRN, 2.68%, 2/15/17	281,600	298,100
FHLMC, VRN, 2.82%, 2/15/17	706,858	749,155
FHLMC, VRN, 2.84%, 2/15/17	255,075	270,256
FHLMC, VRN, 2.84%, 2/15/17	130,962	139,064
FHLMC, VRN, 2.88%, 2/15/17	336,207	345,867
FHLMC, VRN, 3.01%, 2/15/17	32,908	34,864
FHLMC, VRN, 3.11%, 2/15/17	72,535	76,686
FHLMC, VRN, 3.14%, 2/15/17	152,321	160,541
FHLMC, VRN, 3.67%, 2/15/17	109,182	113,062
FHLMC, VRN, 4.07%, 2/15/17	117,236	121,360
FHLMC, VRN, 4.24%, 2/15/17	291,667	303,286
FHLMC, VRN, 4.73%, 2/15/17	68,063	70,801
FHLMC, VRN, 5.12%, 2/15/17	20,583	21,302
FHLMC, VRN, 5.41%, 2/15/17	152,084	159,062

FHLMC, VRN, 5.68%, 2/15/17	125,146	129,035
FNMA, VRN, 2.05%, 2/25/17	805,981	840,952
FNMA, VRN, 2.62%, 2/25/17	451,399	459,247
FNMA, VRN, 2.75%, 2/25/17	197,331	207,448
FNMA, VRN, 2.78%, 2/25/17	264,175	280,027
FNMA, VRN, 2.81%, 2/25/17	327,389	339,883
FNMA, VRN, 2.81%, 2/25/17	392,921	408,193
FNMA, VRN, 2.81%, 2/25/17	225,581	234,431
FNMA, VRN, 2.82%, 2/25/17	541,222	561,895
FNMA, VRN, 2.99%, 2/25/17	39,084	41,232
FNMA, VRN, 3.31%, 2/25/17	63,155	66,743
FNMA, VRN, 3.31%, 2/25/17	59,667	62,688
FNMA, VRN, 3.32%, 2/25/17	122,588	127,120
FNMA, VRN, 3.60%, 2/25/17	176,721	184,637
FNMA, VRN, 3.93%, 2/25/17	148,022	153,560
FNMA, VRN, 4.80%, 2/25/17	98,079	103,715
		9,473,025
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.6%
FHLMC, 4.50%, 1/1/19	59,703	61,154
FHLMC, 6.50%, 1/1/28	17,165	19,479
FHLMC, 5.50%, 12/1/33	137,221	155,687
FHLMC, 5.00%, 7/1/35	1,196,659	1,314,355
FHLMC, 5.50%, 1/1/38	121,139	134,487
FHLMC, 6.00%, 8/1/38	60,225	68,292
FHLMC, 3.00%, 2/1/43	1,020,625	1,015,780
FHLMC, 6.50%, 7/1/47	7,150	7,802
FNMA, 3.00%, 2/13/17(6)	5,250,000	5,194,358
FNMA, 3.50%, 2/13/17(6)	11,900,000	12,159,383
FNMA, 4.00%, 2/13/17(6)	7,450,000	7,816,049
FNMA, 4.50%, 2/13/17(6)	1,705,000	1,833,208
FNMA, 4.50%, 5/1/19	24,933	25,590
FNMA, 4.50%, 5/1/19	62,356	64,104
FNMA, 5.00%, 9/1/20	166,264	170,237
FNMA, 6.50%, 1/1/28	15,493	17,526
FNMA, 6.50%, 1/1/29	24,869	28,269
FNMA, 7.50%, 7/1/29	57,330	63,973
FNMA, 7.50%, 9/1/30	14,426	17,362
FNMA, 5.00%, 7/1/31	751,145	822,287
FNMA, 6.50%, 9/1/31	16,372	18,531
FNMA, 7.00%, 9/1/31	8,691	9,567
FNMA, 6.50%, 1/1/32	24,205	27,402
FNMA, 6.50%, 8/1/32	25,958	29,634
FNMA, 5.50%, 6/1/33	77,642	87,196
FNMA, 5.50%, 7/1/33	131,271	146,926
FNMA, 5.50%, 8/1/33	219,498	245,897
FNMA, 5.50%, 9/1/33	143,926	162,220
FNMA, 5.00%, 11/1/33	437,606	479,385
FNMA, 5.00%, 4/1/35	586,074	640,394
FNMA, 4.50%, 9/1/35	262,870	284,143
FNMA, 5.00%, 2/1/36	378,525	413,838
FNMA, 5.50%, 4/1/36	143,514	160,355
FNMA, 5.50%, 5/1/36	276,486	308,831
FNMA, 5.00%, 11/1/36	1,004,222	1,097,718

FNMA, 5.50%, 2/1/37	70,466	78,697
FNMA, 6.00%, 7/1/37	537,405	612,151
FNMA, 6.50%, 8/1/37	163,452	181,234
FNMA, 5.50%, 7/1/39	462,728	517,263
FNMA, 5.00%, 4/1/40	1,116,148	1,218,692
FNMA, 5.00%, 6/1/40	927,211	1,011,331
FNMA, 4.50%, 8/1/40	1,327,005	1,429,661
FNMA, 4.50%, 9/1/40	2,413,376	2,605,243
FNMA, 3.50%, 1/1/41	1,300,236	1,338,929
FNMA, 4.00%, 1/1/41	1,281,231	1,356,863
FNMA, 4.00%, 5/1/41	1,321,925	1,392,818
FNMA, 4.50%, 7/1/41	463,665	500,883
FNMA, 4.50%, 9/1/41	2,015,256	2,172,129
FNMA, 4.50%, 9/1/41	481,742	520,246
FNMA, 4.00%, 12/1/41	1,194,227	1,262,245
FNMA, 4.00%, 1/1/42	723,028	762,262
FNMA, 4.00%, 1/1/42	976,061	1,028,920
FNMA, 3.50%, 5/1/42	1,919,255	1,972,842
FNMA, 3.50%, 6/1/42	650,755	668,528
FNMA, 3.00%, 11/1/42	1,595,823	1,587,436
FNMA, 3.50%, 5/1/45	1,808,672	1,852,097
FNMA, 6.50%, 8/1/47	17,104	18,828
FNMA, 6.50%, 9/1/47	31,898	35,046
FNMA, 6.50%, 9/1/47	2,146	2,363
FNMA, 6.50%, 9/1/47	23,528	25,825
FNMA, 6.50%, 9/1/47	6,278	6,878
GNMA, 3.00%, 2/21/17(6)	3,150,000	3,175,717
GNMA, 3.50%, 2/21/17(6)	3,300,000	3,418,852
GNMA, 7.00%, 4/20/26	43,737	50,578
GNMA, 7.50%, 8/15/26	26,410	30,597
GNMA, 7.00%, 2/15/28	9,955	10,044
GNMA, 7.50%, 2/15/28	12,274	12,430
GNMA, 7.00%, 12/15/28	10,337	10,417
GNMA, 7.00%, 5/15/31	50,965	59,600
GNMA, 5.50%, 11/15/32	162,563	183,380
GNMA, 4.50%, 5/20/41	550,812	596,744
GNMA, 4.50%, 6/15/41	570,150	629,129
GNMA, 4.00%, 12/15/41	944,668	1,001,907
GNMA, 3.50%, 6/20/42	1,124,190	1,171,212
GNMA, 3.50%, 7/20/42	550,034	572,536
GNMA, 4.50%, 11/20/43	753,111	808,919
GNMA, 2.50%, 7/20/46	1,461,908	1,415,329
		72,408,220
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $81,319,659)		81,881,245
ASSET-BACKED SECURITIES(5) — 2.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(3)	500,000	501,118
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 1.13%, 2/15/17	775,000	775,083
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 1.19%, 2/7/17(3)	407,763	406,597
Colony American Homes 2014-2, Series 2014-2A, Class A, VRN, 1.71%, 2/17/17(3)	772,533	773,422
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.02%, 2/17/17(3)	1,316,981	1,324,845
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.68%, 2/22/17(3)	292,457	292,795
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	8,912	8,909
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	706,025	705,904

Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	711,758	712,354
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(3)	1,800,000	1,798,539
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	650,000	649,982
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.16%, 2/10/17(3)	298,897	298,790
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	121,565	120,957
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	641,073	629,358
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.92%, 2/17/17(3)	3,253,317	3,255,594
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.77%, 2/17/17(3)	1,715,771	1,717,061
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.97%, 2/17/17(3)	768,116	769,142
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	375,891	371,360
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	451,897	449,371
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	651,693	638,914
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.17%, 2/17/17(3)	550,000	553,315
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	497,886	494,531
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	273,499	272,173
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 1.10%, 2/15/17	152,138	152,169
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	142,642	145,316
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	893,987	882,698
TOTAL ASSET-BACKED SECURITIES (Cost $18,726,929)		18,700,297
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.0%
Private Sponsor Collateralized Mortgage Obligations — 1.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	19,298	19,613
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.20%, 2/1/17	302,334	301,038
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 2/1/17(3)	394,619	405,240
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 2/1/17(3)	442,474	442,249
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.27%, 2/1/17	175,046	174,680
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.34%, 2/1/17	271,440	269,360
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	80,516	82,781
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.74%, 2/1/17	447,461	434,208
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.67%, 2/1/17	757,262	748,817
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 2/1/17	112,334	110,884
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 2/25/17	216,167	224,176
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	7,198	7,172
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.84%, 2/1/17	478,546	471,618
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 2/1/17	90,254	87,675
FNMA, Series 2017-C01, Class 1M1, VRN, 2.07%, 2/27/17(3)	750,000	750,960
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.71%, 2/1/17	171,819	167,362
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 2/1/17	224,758	223,593
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.15%, 2/1/17	321,982	319,862
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.09%, 2/1/17	307,745	319,347
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 2/1/17	446,107	448,256
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.09%, 2/1/17	99,129	99,022
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.16%, 2/1/17	58,376	58,214
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.26%, 2/1/17	274,516	277,235
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 2/1/17(3)	116,004	114,414
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 2/1/17	395,369	405,534
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.98%, 2/25/17	224,626	221,550
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.93%, 2/1/17	307,913	303,179
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 2/1/17	25,311	26,090
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 2/1/17	46,143	46,656
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	156,344	161,091
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 2/1/17(3)	625,000	630,738

Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 2/1/17(3)	321,277	312,136
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.15%, 2/1/17	215,594	224,670
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.23%, 2/1/17	179,480	179,373
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.51%, 2/27/17	790,730	730,761
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/1/17(3)	456,614	467,744
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.82%, 2/1/17	574,805	563,261
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	54,223	55,487
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.04%, 2/1/17	151,882	155,201
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 2/1/17	147,513	149,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	75,015	73,652
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	241,625	248,683
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.05%, 2/1/17	509,018	530,620
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.05%, 2/1/17	52,399	54,199
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.05%, 2/1/17	349,329	357,041
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.09%, 2/1/17	266,984	268,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 2/1/17	266,387	266,436
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	124,632	124,475
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	152,815	153,830
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	86,367	87,165
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	65,726	67,475
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	53,010	55,099
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.29%, 2/1/17	99,256	96,585
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	217,056	228,282
		13,803,287
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.07%, 2/27/17	350,000	350,370
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.12%, 2/27/17	475,000	476,119
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	235,921	253,512
FHLMC, Series 77, Class H, 8.50%, 9/15/20	2,030	2,081
FNMA, Series 2016-C04, Class 1M1, VRN, 2.22%, 2/27/17	874,212	881,540
FNMA, Series 2016-C05, Class 2M1, VRN, 2.12%, 2/27/17	579,796	583,230
		2,546,852
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,381,088)		16,350,139
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.57%, 2/15/17(3)	825,000	825,345
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	625,000	627,793
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	1,000,000	1,013,867
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.72%, 2/15/17(3)	1,344,314	1,345,148
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.57%, 2/15/17(3)	925,000	923,229
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 2/1/17	675,000	724,155
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 2/1/17	775,000	816,143
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 2/1/17	900,000	938,957
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	400,000	387,688
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	1,100,000	1,109,283
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 2/1/17	1,000,000	1,020,062
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 2/1/17(3)	1,275,000	1,239,450
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 2/1/17	475,000	500,411
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	296,075
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	487,398
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.67%, 2/15/17(3)	925,000	918,661

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49		600,000	584,360
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 2/1/17(3)		725,000	730,841
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,527,030)			14,488,866
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FNMA, 2.125%, 4/24/26		270,000	256,553
FNMA, 6.625%, 11/15/30		4,870,000	6,837,538
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $7,053,501)			7,094,091
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$100,000	103,975
Chile Government International Bond, 3.625%, 10/30/42		100,000	95,545
			199,520
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		310,000	327,515
Colombia Government International Bond, 7.375%, 9/18/37		300,000	375,000
Colombia Government International Bond, 6.125%, 1/18/41		100,000	112,000
			814,515
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23		220,000	258,955
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		420,000	455,175
Mexico Government International Bond, 5.125%, 1/15/20		330,000	356,235
Mexico Government International Bond, 4.00%, 10/2/23		100,000	101,000
Mexico Government International Bond, MTN, 4.75%, 3/8/44		400,000	367,600
			1,280,010
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		70,000	89,495
Peruvian Government International Bond, 5.625%, 11/18/50		170,000	196,775
			286,270
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		300,000	318,392
Philippine Government International Bond, 6.375%, 10/23/34		150,000	198,453
			516,845
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21		140,000	152,903
Republic of Poland Government International Bond, 3.00%, 3/17/23		140,000	138,128
			291,031
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(3)	EUR	1,500,000	1,486,795
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$110,000	111,468
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		120,000	103,800
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $5,476,797)			5,349,209
EXCHANGE-TRADED FUNDS — 0.6%
SPDR S&P Bank ETF (Cost $5,113,253)		118,140	5,132,002
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		195,000	265,301
California GO, (Building Bonds), 7.60%, 11/1/40		80,000	119,984
Los Angeles Community College District GO, 6.68%, 8/1/36		100,000	132,862

Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	60,000	73,807
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	139,743
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	80,752
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	155,246
New Jersey State Turnpike Authority Rev., (Building Bonds), 7.41%, 1/1/40	200,000	290,776
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	133,129
New York City GO, 6.27%, 12/1/37	95,000	125,541
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	125,051
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	88,703
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	55,732
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	245,000	251,368
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	205,000	242,365
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	260,098
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	95,000	109,629
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	129,636
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	65,000	92,134
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	145,780
State of California GO, 7.55%, 4/1/39	100,000	147,633
State of California GO, 7.30%, 10/1/39	290,000	408,329
State of Illinois GO, 5.10%, 6/1/33	245,000	224,778
State of Texas GO, 5.52%, 4/1/39	50,000	63,407
State of Washington GO, 5.14%, 8/1/40	20,000	24,140
TOTAL MUNICIPAL SECURITIES (Cost $3,308,603)		3,885,924
TEMPORARY CASH INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,625,126)	11,625,126	11,625,126
TOTAL INVESTMENT SECURITIES — 103.9% (Cost $774,664,585)		872,013,439
OTHER ASSETS AND LIABILITIES — (3.9)%		(32,393,746)
TOTAL NET ASSETS — 100.0%		$839,619,693

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,672,306	EUR	4,475,651	JPMorgan Chase Bank N.A.	3/15/17	(167,649)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
38	U.S. Treasury 2-Year Notes	March 2017	8,238,281	5,861
38	U.S. Treasury 5-Year Notes	March 2017	4,478,953	6,985
			12,717,234	12,846

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 27 Index	2,000,000	Sell	1.00	12/20/21	0.67%	13,606	33,156

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/15/26	7,456
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29	11/16/26	4,855
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	5,908
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	8,663
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	5,460
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/21/26	7,167
Morgan Stanley & Co.	1,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	11/15/26	11,981
Morgan Stanley & Co.	1,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	7,622
Morgan Stanley & Co.	1,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.27	11/21/26	8,335
						67,447

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $93,454.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $38,385,924, which represented 4.6% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	501,875,890	—	—
U.S. Treasury Securities	—	104,914,107	—
Corporate Bonds	—	100,716,543	—
U.S. Government Agency Mortgage-Backed Securities	—	81,881,245	—
Asset-Backed Securities	—	18,700,297	—
Collateralized Mortgage Obligations	—	16,350,139	—
Commercial Mortgage-Backed Securities	—	14,488,866	—
U.S. Government Agency Securities	—	7,094,091	—
Sovereign Governments and Agencies	—	5,349,209	—
Exchange-Traded Funds	5,132,002	—	—
Municipal Securities	—	3,885,924	—
Temporary Cash Investments	11,625,126	—	—
	518,633,018	353,380,421	—
Other Financial Instruments
Futures Contracts	12,846	—	—
Swap Agreements	—	100,603	—
	12,846	100,603	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	167,649	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$777,302,262
Gross tax appreciation of investments	$104,746,519
Gross tax depreciation of investments	(10,035,342)
Net tax appreciation (depreciation) of investments	$94,711,177

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
January 31, 2017

Capital Value - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 3.2%
Huntington Ingalls Industries, Inc.	1,770	343,309
Textron, Inc.	27,050	1,281,359
United Technologies Corp.	29,690	3,256,102
		4,880,770
Auto Components — 1.4%
BorgWarner, Inc.	21,870	892,952
Delphi Automotive plc	16,830	1,179,110
		2,072,062
Automobiles — 0.6%
Ford Motor Co.	76,550	946,158
Banks — 15.1%
Bank of America Corp.	152,020	3,441,733
BB&T Corp.	21,000	969,990
Citigroup, Inc.	34,300	1,914,969
JPMorgan Chase & Co.	59,070	4,999,094
KeyCorp	40,370	725,449
PNC Financial Services Group, Inc. (The)	21,940	2,642,892
U.S. Bancorp	56,140	2,955,771
Wells Fargo & Co.	95,290	5,367,686
		23,017,584
Beverages — 0.8%
PepsiCo, Inc.	12,290	1,275,456
Biotechnology — 0.4%
Amgen, Inc.	3,810	596,951
Building Products — 1.7%
Johnson Controls International plc	58,570	2,575,909
Capital Markets — 5.2%
Ameriprise Financial, Inc.	8,170	917,246
BlackRock, Inc.	3,670	1,372,507
Goldman Sachs Group, Inc. (The)	5,970	1,369,040
Invesco Ltd.	24,580	710,854
Morgan Stanley	26,870	1,141,706
State Street Corp.	30,940	2,357,628
		7,868,981
Chemicals — 1.4%
Dow Chemical Co. (The)	27,870	1,661,888
LyondellBasell Industries NV, Class A	4,270	398,263
		2,060,151
Communications Equipment — 2.3%
Cisco Systems, Inc.	112,130	3,444,634
Containers and Packaging — 0.6%
International Paper Co.	2,000	113,200
WestRock Co.	15,450	824,412
		937,612

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	6,920	1,135,849
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	66,800	2,816,288
Electric Utilities — 3.1%
Edison International	17,170	1,251,349
Eversource Energy	18,170	1,005,164
PG&E Corp.	18,540	1,147,441
Xcel Energy, Inc.	30,340	1,253,649
		4,657,603
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	4,430	655,596
Energy Equipment and Services — 3.5%
Baker Hughes, Inc.	20,490	1,292,509
Halliburton Co.	9,500	537,415
Schlumberger Ltd.	41,840	3,502,427
		5,332,351
Equity Real Estate Investment Trusts (REITs) — 0.6%
Brixmor Property Group, Inc.	39,680	957,478
Food and Staples Retailing — 2.1%
CVS Health Corp.	29,500	2,324,895
Wal-Mart Stores, Inc.	13,180	879,633
		3,204,528
Food Products — 0.7%
Kellogg Co.	6,690	486,430
Mead Johnson Nutrition Co.	7,940	559,452
		1,045,882
Health Care Equipment and Supplies — 5.4%
Abbott Laboratories	68,030	2,841,613
Medtronic plc	40,710	3,094,774
Zimmer Biomet Holdings, Inc.	18,900	2,236,437
		8,172,824
Health Care Providers and Services — 2.5%
Aetna, Inc.	5,010	594,236
Anthem, Inc.	7,140	1,100,560
Cardinal Health, Inc.	11,040	827,558
HCA Holdings, Inc.(1)	11,970	960,952
McKesson Corp.	2,530	352,049
		3,835,355
Household Products — 1.6%
Procter & Gamble Co. (The)	27,280	2,389,728
Industrial Conglomerates — 1.0%
General Electric Co.	26,150	776,655
Honeywell International, Inc.	5,850	692,172
		1,468,827
Insurance — 5.8%
Allstate Corp. (The)	18,620	1,400,410
American International Group, Inc.	25,610	1,645,698
Chubb Ltd.	20,970	2,757,345
MetLife, Inc.	28,060	1,526,745
Principal Financial Group, Inc.	8,840	504,676
Prudential Financial, Inc.	9,760	1,025,874
		8,860,748

Leisure Products — 0.2%
Mattel, Inc.	14,510	380,307
Machinery — 2.1%
Ingersoll-Rand plc	28,150	2,233,702
Stanley Black & Decker, Inc.	7,780	964,720
		3,198,422
Media — 1.2%
Time Warner, Inc.	19,400	1,878,890
Multiline Retail — 0.6%
Target Corp.	14,480	933,670
Oil, Gas and Consumable Fuels — 13.4%
Anadarko Petroleum Corp.	25,230	1,754,242
Apache Corp.	4,910	293,716
Chevron Corp.	38,890	4,330,401
ConocoPhillips	28,510	1,390,148
Exxon Mobil Corp.	22,980	1,927,792
Imperial Oil Ltd.	50,510	1,660,571
Noble Energy, Inc.	35,980	1,430,565
Occidental Petroleum Corp.	42,390	2,872,770
Royal Dutch Shell plc ADR	15,600	896,532
TOTAL SA	75,321	3,793,878
		20,350,615
Pharmaceuticals — 7.8%
Allergan plc(1)	5,080	1,111,961
Johnson & Johnson	34,720	3,932,040
Merck & Co., Inc.	48,970	3,035,650
Pfizer, Inc.	106,960	3,393,841
Teva Pharmaceutical Industries Ltd. ADR	14,435	482,562
		11,956,054
Road and Rail — 1.3%
Union Pacific Corp.	18,760	1,999,441
Semiconductors and Semiconductor Equipment — 2.7%
Applied Materials, Inc.	66,400	2,274,200
Intel Corp.	29,560	1,088,399
Microchip Technology, Inc.	4,390	295,667
NXP Semiconductors NV(1)	4,940	483,379
		4,141,645
Software — 2.9%
Electronic Arts, Inc.(1)	5,710	476,385
Oracle Corp.	96,960	3,889,066
		4,365,451
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	7,650	1,256,436
Lowe's Cos., Inc.	13,330	974,156
		2,230,592
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc.	17,310	2,100,569
Textiles, Apparel and Luxury Goods — 0.4%
Ralph Lauren Corp.	6,870	607,514
Tobacco — 2.1%
Altria Group, Inc.	11,540	821,417
Philip Morris International, Inc.	24,350	2,340,766
		3,162,183

TOTAL COMMON STOCKS (Cost $103,969,105)		151,514,678
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,482,939), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $1,450,005)		1,450,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,690	1,690
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,451,690)		1,451,690
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $105,420,795)		152,966,368
OTHER ASSETS AND LIABILITIES — (0.4)%		(621,828)
TOTAL NET ASSETS — 100.0%		$152,344,540

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	47,732	USD	35,518	Morgan Stanley	3/31/17	1,185
CAD	56,066	USD	42,681	Morgan Stanley	3/31/17	432
CAD	56,445	USD	42,963	Morgan Stanley	3/31/17	441
USD	1,358,550	CAD	1,817,224	Morgan Stanley	3/31/17	(38,806)
EUR	81,592	USD	88,313	UBS AG	3/31/17	—
USD	3,019,859	EUR	2,895,886	UBS AG	3/31/17	(114,554)
GBP	15,794	USD	19,726	Credit Suisse AG	3/31/17	170
GBP	48,370	USD	59,303	Credit Suisse AG	3/31/17	1,629
GBP	60,304	USD	74,576	Credit Suisse AG	3/31/17	1,390
USD	890,705	GBP	717,457	Credit Suisse AG	3/31/17	(13,094)
USD	24,565	GBP	19,840	Credit Suisse AG	3/31/17	(427)
						(161,634)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	146,060,229	5,454,449	—
Temporary Cash Investments	1,690	1,450,000	—
	146,061,919	6,904,449	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,247	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	166,881	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$106,348,111
Gross tax appreciation of investments	$47,102,777
Gross tax depreciation of investments	(484,520)
Net tax appreciation (depreciation) of investments	$46,618,257

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2017

Growth - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
Aerospace and Defense — 2.0%
Boeing Co. (The)	157,097	25,672,792
Lockheed Martin Corp.	465,504	116,995,120
		142,667,912
Airlines — 1.5%
Delta Air Lines, Inc.	2,382,775	112,562,291
Banks — 0.9%
Citizens Financial Group, Inc.	943,956	34,142,888
Regions Financial Corp.	2,004,304	28,882,021
		63,024,909
Beverages — 2.8%
Dr Pepper Snapple Group, Inc.	521,572	47,567,366
PepsiCo, Inc.	1,534,611	159,261,930
		206,829,296
Biotechnology — 5.4%
Amgen, Inc.	953,572	149,405,661
Biogen, Inc.(1)	295,061	81,802,712
Gilead Sciences, Inc.	1,146,601	83,071,242
Incyte Corp.(1)	310,519	37,638,008
Regeneron Pharmaceuticals, Inc.(1)	123,094	44,226,443
		396,144,066
Capital Markets — 1.1%
Charles Schwab Corp. (The)	2,015,208	83,107,178
Chemicals — 2.5%
Dow Chemical Co. (The)	1,899,173	113,247,686
LyondellBasell Industries NV, Class A	735,106	68,563,337
		181,811,023
Consumer Finance — 0.9%
American Express Co.	895,569	68,403,560
Diversified Telecommunication Services — 0.8%
SBA Communications Corp.(1)	561,653	59,119,595
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	774,898	39,914,996
Energy Equipment and Services — 0.6%
Halliburton Co.	727,886	41,176,511
Equity Real Estate Investment Trusts (REITs) — 1.0%
Equity Residential	831,483	50,529,222
Simon Property Group, Inc.	116,545	21,417,475
		71,946,697
Food and Staples Retailing — 2.0%
Kroger Co. (The)	1,876,204	63,715,888
Wal-Mart Stores, Inc.	1,259,681	84,071,110
		147,786,998
Food Products — 0.8%
Hormel Foods Corp.	1,165,751	42,316,762
Mead Johnson Nutrition Co.	211,905	14,930,826
		57,247,588

Health Care Equipment and Supplies — 3.7%
C.R. Bard, Inc.	206,358	48,974,944
Edwards Lifesciences Corp.(1)	1,002,697	96,499,559
Hologic, Inc.(1)	440,223	17,842,238
Intuitive Surgical, Inc.(1)	151,523	104,958,467
		268,275,208
Health Care Providers and Services — 2.4%
Cardinal Health, Inc.	1,107,182	82,994,363
Express Scripts Holding Co.(1)	1,001,196	68,962,380
Quest Diagnostics, Inc.	295,371	27,150,502
		179,107,245
Health Care Technology — 0.8%
Cerner Corp.(1)	1,075,505	57,765,374
Hotels, Restaurants and Leisure — 2.0%
Chipotle Mexican Grill, Inc.(1)	123,147	51,899,072
Darden Restaurants, Inc.	495,614	36,318,594
Las Vegas Sands Corp.	1,038,383	54,598,178
		142,815,844
Household Products — 1.3%
Church & Dwight Co., Inc.	1,214,055	54,899,567
Procter & Gamble Co. (The)	427,088	37,412,909
		92,312,476
Industrial Conglomerates — 1.5%
3M Co.	609,837	106,611,704
Insurance — 0.5%
American International Group, Inc.	608,974	39,132,669
Internet and Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	386,789	318,513,006
Expedia, Inc.	323,149	39,291,687
TripAdvisor, Inc.(1)	561,878	29,723,346
		387,528,039
Internet Software and Services — 8.5%
Alphabet, Inc., Class A(1)	579,231	475,079,474
Facebook, Inc., Class A(1)	758,036	98,787,252
VeriSign, Inc.(1)	608,820	48,833,452
		622,700,178
IT Services — 6.2%
Computer Sciences Corp.	619,570	38,537,254
Fiserv, Inc.(1)	1,014,002	108,934,235
Global Payments, Inc.	1,308,269	101,103,028
Visa, Inc., Class A	2,489,501	205,906,628
		454,481,145
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	1,166,416	57,119,392
Illumina, Inc.(1)	90,945	14,560,294
Waters Corp.(1)	118,182	16,740,480
		88,420,166
Machinery — 3.4%
Caterpillar, Inc.	459,740	43,978,728
Parker-Hannifin Corp.	303,545	44,660,576
WABCO Holdings, Inc.(1)	728,853	79,466,843
Wabtec Corp.	909,823	78,827,065
		246,933,212

Media — 4.9%
Comcast Corp., Class A	3,263,995	246,170,503
Sirius XM Holdings, Inc.	7,458,239	35,202,888
Walt Disney Co. (The)	666,366	73,733,398
		355,106,789
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	1,221,339	94,275,157
Oil, Gas and Consumable Fuels — 0.8%
Concho Resources, Inc.(1)	395,504	55,149,078
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	958,015	77,800,398
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	1,541,079	75,759,444
Johnson & Johnson	369,592	41,856,294
		117,615,738
Road and Rail — 0.9%
Union Pacific Corp.	589,968	62,878,789
Semiconductors and Semiconductor Equipment — 3.3%
ASML Holding NV	445,501	54,055,208
Broadcom Ltd.	471,958	94,155,621
Marvell Technology Group Ltd.	2,903,723	43,178,361
Maxim Integrated Products, Inc.	1,177,956	52,395,483
		243,784,673
Software — 10.1%
Activision Blizzard, Inc.	3,126,051	125,698,511
Citrix Systems, Inc.(1)	341,205	31,114,484
Electronic Arts, Inc.(1)	846,951	70,661,122
Microsoft Corp.	3,666,448	237,035,863
Oracle Corp.	1,536,465	61,627,611
salesforce.com, Inc.(1)	964,469	76,289,498
Splunk, Inc.(1)	1,078,355	62,393,620
Symantec Corp.	1,464,619	40,350,253
VMware, Inc., Class A(1)	376,538	32,962,137
		738,133,099
Specialty Retail — 5.3%
Home Depot, Inc. (The)	295,049	40,592,841
O'Reilly Automotive, Inc.(1)	629,331	165,054,641
Ross Stores, Inc.	756,250	49,995,688
TJX Cos., Inc. (The)	1,418,266	106,256,489
Williams-Sonoma, Inc.	493,151	23,774,810
		385,674,469
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	2,595,688	314,986,739
Textiles, Apparel and Luxury Goods — 1.0%
Carter's, Inc.	331,933	27,799,389
Coach, Inc.	1,273,701	47,572,732
		75,372,121
Tobacco — 2.0%
Altria Group, Inc.	1,110,522	79,046,956
Philip Morris International, Inc.	721,257	69,334,435
		148,381,391

Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	179,457	22,703,105
TOTAL COMMON STOCKS (Cost $5,338,004,884)		7,049,687,426
TEMPORARY CASH INVESTMENTS — 3.2%
Federal Home Loan Bank Discount Notes, 0.46%, 2/1/17(2)	150,000,000	150,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $81,707,506), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $80,098,267)		80,098,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	45,059	45,059
TOTAL TEMPORARY CASH INVESTMENTS (Cost $230,143,059)		230,143,059
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $5,568,147,943)		7,279,830,485
OTHER ASSETS AND LIABILITIES — 0.3%		25,214,645
TOTAL NET ASSETS — 100.0%		$7,305,045,130

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	2,727,856	USD	2,908,618	UBS AG	3/31/17	43,926
EUR	5,999,539	USD	6,426,466	UBS AG	3/31/17	67,240
USD	49,000,978	EUR	46,989,363	UBS AG	3/31/17	(1,858,786)
USD	1,534,887	EUR	1,462,424	UBS AG	3/31/17	(47,993)
USD	2,153,820	EUR	2,061,778	UBS AG	3/31/17	(77,782)
USD	1,647,152	EUR	1,534,347	UBS AG	3/31/17	(13,575)
						(1,886,970)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
406	NASDAQ 100 E-Mini	March 2017	41,515,530	(68,383)
1,024	Russell 2000 Mini Index	March 2017	69,606,400	(524,056)
729	S&P 500 E-Mini	March 2017	82,905,525	(303,124)
			194,027,455	(895,563)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,995,632,218	54,055,208	—
Temporary Cash Investments	45,059	230,098,000	—
	6,995,677,277	284,153,208	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	111,166	—

Liabilities
Other Financial Instruments
Futures Contracts	895,563	—	—
Forward Foreign Currency Exchange Contracts	—	1,998,136	—
	895,563	1,998,136	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,571,671,694
Gross tax appreciation of investments	$1,786,791,313
Gross tax depreciation of investments	(78,632,522)
Net tax appreciation (depreciation) of investments	$1,708,158,791

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2017

Heritage - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.6%
L3 Technologies, Inc.	192,786	30,593,210
Airlines — 0.9%
Spirit Airlines, Inc.(1)	810,244	43,785,586
Auto Components — 1.0%
Delphi Automotive plc	663,146	46,460,009
Banks — 2.1%
BankUnited, Inc.	801,023	30,599,078
SVB Financial Group(1)	260,935	44,940,835
Zions Bancorp	670,530	28,289,661
		103,829,574
Beverages — 2.8%
Constellation Brands, Inc., Class A	316,047	47,331,199
Molson Coors Brewing Co., Class B	494,170	47,697,288
Monster Beverage Corp.(1)	963,440	41,042,544
		136,071,031
Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.(1)	239,840	31,342,291
Alkermes plc(1)	257,379	13,926,778
BioMarin Pharmaceutical, Inc.(1)	292,296	25,613,899
Incyte Corp.(1)	563,854	68,344,743
Puma Biotechnology, Inc.(1)	410,006	13,284,194
		152,511,905
Building Products — 1.4%
Fortune Brands Home & Security, Inc.	699,531	38,565,144
Lennox International, Inc.	199,674	31,310,880
		69,876,024
Capital Markets — 3.4%
Affiliated Managers Group, Inc.(1)	389,602	59,359,760
S&P Global, Inc.	414,349	49,796,463
SEI Investments Co.	1,158,631	56,205,190
		165,361,413
Chemicals — 1.7%
Axalta Coating Systems Ltd.(1)	799,688	23,190,952
Ingevity Corp.(1)	533,154	29,638,031
Scotts Miracle-Gro Co. (The), Class A	313,178	28,802,981
		81,631,964
Commercial Services and Supplies — 0.8%
KAR Auction Services, Inc.	768,264	34,994,425
Ritchie Bros Auctioneers, Inc.	198,547	6,440,865
		41,435,290
Communications Equipment — 0.6%
ARRIS International plc(1)	987,524	28,223,436
Construction Materials — 1.5%
Vulcan Materials Co.	572,367	73,451,857
Consumer Finance — 1.2%
Discover Financial Services	817,864	56,661,618

Containers and Packaging — 1.9%
Ball Corp.	1,205,546	91,934,938
Distributors — 1.3%
LKQ Corp.(1)	1,921,778	61,323,936
Diversified Telecommunication Services — 1.1%
SBA Communications Corp.(1)	512,971	53,995,327
Electrical Equipment — 1.4%
Acuity Brands, Inc.	138,288	28,657,422
AMETEK, Inc.	791,064	40,423,371
		69,080,793
Electronic Equipment, Instruments and Components — 2.5%
CDW Corp.	813,985	41,928,368
Dolby Laboratories, Inc., Class A	776,800	37,216,488
Trimble, Inc.(1)	1,386,160	41,058,059
		120,202,915
Equity Real Estate Investment Trusts (REITs) — 2.6%
Crown Castle International Corp.	488,876	42,937,979
Equinix, Inc.	216,430	83,321,221
		126,259,200
Food and Staples Retailing — 0.8%
Costco Wholesale Corp.	224,394	36,789,396
Food Products — 3.0%
Blue Buffalo Pet Products, Inc.(1)	1,297,938	31,474,996
Kellogg Co.	1,077,111	78,316,741
TreeHouse Foods, Inc.(1)	492,333	37,358,228
		147,149,965
Health Care Equipment and Supplies — 5.9%
Baxter International, Inc.	1,387,528	66,476,467
Edwards Lifesciences Corp.(1)	232,680	22,393,123
Nevro Corp.(1)	451,120	39,256,462
NuVasive, Inc.(1)	657,102	46,503,109
Teleflex, Inc.	438,344	73,523,439
West Pharmaceutical Services, Inc.	467,083	39,529,234
		287,681,834
Health Care Providers and Services — 2.3%
Amedisys, Inc.(1)	441,528	20,230,813
Centene Corp.(1)	230,599	14,589,999
Humana, Inc.	246,578	48,945,733
Universal Health Services, Inc., Class B	253,857	28,591,914
		112,358,459
Hotels, Restaurants and Leisure — 4.7%
Chipotle Mexican Grill, Inc.(1)	62,944	26,527,119
Hilton Worldwide Holdings, Inc.	407,633	23,471,508
Las Vegas Sands Corp.	600,365	31,567,192
MGM Resorts International(1)	1,711,475	49,290,480
Panera Bread Co., Class A(1)	167,673	35,053,718
Papa John's International, Inc.	314,350	26,788,907
Vail Resorts, Inc.	221,037	37,916,687
		230,615,611
Household Durables — 2.9%
Newell Brands, Inc.	2,965,867	140,374,485
Internet and Direct Marketing Retail — 1.1%
Duluth Holdings, Inc., Class B(1)	176,526	3,993,018

Expedia, Inc.	411,161	49,993,066
		53,986,084
Internet Software and Services — 1.9%
CoStar Group, Inc.(1)	236,272	47,750,571
eBay, Inc.(1)	1,348,022	42,907,540
		90,658,111
IT Services — 6.3%
Alliance Data Systems Corp.	258,703	59,082,591
Booz Allen Hamilton Holding Corp.	1,703,413	57,609,428
Computer Sciences Corp.	783,950	48,761,690
Fidelity National Information Services, Inc.	980,753	77,891,403
Vantiv, Inc., Class A(1)	1,036,400	64,505,536
		307,850,648
Machinery — 5.9%
Ingersoll-Rand plc	506,811	40,215,453
John Bean Technologies Corp.	332,513	28,712,498
Kennametal, Inc.	417,975	14,938,426
Middleby Corp. (The)(1)	635,186	85,229,257
Parker-Hannifin Corp.	180,635	26,576,828
Snap-on, Inc.	345,017	62,630,936
WABCO Holdings, Inc.(1)	259,129	28,252,835
		286,556,233
Media — 1.3%
Charter Communications, Inc., Class A(1)	136,724	44,291,740
Scripps Networks Interactive, Inc., Class A	257,746	19,629,935
		63,921,675
Multiline Retail — 1.9%
Dollar General Corp.	531,028	39,200,487
Dollar Tree, Inc.(1)	696,587	53,769,551
		92,970,038
Oil, Gas and Consumable Fuels — 1.9%
Concho Resources, Inc.(1)	446,616	62,276,135
Gulfport Energy Corp.(1)	768,947	16,070,992
Newfield Exploration Co.(1)	417,485	16,732,799
		95,079,926
Pharmaceuticals — 3.0%
Catalent, Inc.(1)	1,380,707	36,947,719
Zoetis, Inc.	1,989,032	109,277,418
		146,225,137
Professional Services — 2.9%
Equifax, Inc.	594,669	69,742,780
Verisk Analytics, Inc., Class A(1)	859,561	71,034,121
		140,776,901
Road and Rail — 2.1%
Canadian Pacific Railway Ltd., (New York)	270,257	40,846,643
Norfolk Southern Corp.	528,084	62,028,747
		102,875,390
Semiconductors and Semiconductor Equipment — 4.6%
Broadcom Ltd.	411,297	82,053,752
Cavium, Inc.(1)	529,583	35,063,690
KLA-Tencor Corp.	629,771	53,599,810
NVIDIA Corp.	470,628	51,383,165
		222,100,417

Software — 7.8%
Activision Blizzard, Inc.	620,788	24,961,885
CDK Global, Inc.	680,098	42,540,130
Electronic Arts, Inc.(1)	1,093,509	91,231,456
Guidewire Software, Inc.(1)	621,784	32,537,957
ServiceNow, Inc.(1)	568,289	51,498,349
Splunk, Inc.(1)	683,493	39,546,905
Symantec Corp.	1,506,489	41,503,772
Tyler Technologies, Inc.(1)	378,413	55,255,866
		379,076,320
Specialty Retail — 6.1%
AutoZone, Inc.(1)	66,129	47,942,202
Burlington Stores, Inc.(1)	508,935	42,597,860
Michaels Cos., Inc. (The)(1)	1,017,170	20,007,734
O'Reilly Automotive, Inc.(1)	207,723	54,479,511
Ross Stores, Inc.	1,055,417	69,773,618
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	182,471	49,683,204
Williams-Sonoma, Inc.	260,043	12,536,673
		297,020,802
Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc.	678,855	25,355,234
Under Armour, Inc., Class C(1)	507,058	9,745,655
		35,100,889
Trading Companies and Distributors — 0.6%
United Rentals, Inc.(1)	219,374	27,753,005
TOTAL COMMON STOCKS (Cost $3,900,198,621)		4,849,611,352
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/45, valued at $20,068,617), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $19,673,066) (Cost $19,673,000)		19,673,000
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,919,871,621)		4,869,284,352
OTHER ASSETS AND LIABILITIES†		(2,399,410)
TOTAL NET ASSETS — 100.0%		$4,866,884,942

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	3,963,206	USD	2,972,764	Morgan Stanley	3/31/17	74,748
CAD	2,923,885	USD	2,235,498	Morgan Stanley	3/31/17	12,827
CAD	9,366,577	USD	7,198,166	Morgan Stanley	3/31/17	4,273
USD	1,235,269	CAD	1,648,295	Morgan Stanley	3/31/17	(32,189)
USD	50,124,698	CAD	67,047,799	Morgan Stanley	3/31/17	(1,431,784)
USD	1,382,141	CAD	1,866,890	Morgan Stanley	3/31/17	(53,407)
USD	1,271,149	CAD	1,679,536	Morgan Stanley	3/31/17	(20,332)
						(1,445,864)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,849,611,352	—	—
Temporary Cash Investments	—	19,673,000	—
	4,849,611,352	19,673,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	91,848	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,537,712	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,928,979,066
Gross tax appreciation of investments	$1,008,157,448
Gross tax depreciation of investments	(67,852,162)
Net tax appreciation (depreciation) of investments	$940,305,286

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
New Opportunities Fund
January 31, 2017

New Opportunities - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 2.2%
Cubic Corp.	24,780	1,178,289
KLX, Inc.(1)	29,680	1,454,023
Mercury Systems, Inc.(1)	43,566	1,469,046
		4,101,358
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	39,041	1,746,694
Airlines — 0.8%
Alaska Air Group, Inc.	15,361	1,441,169
Auto Components — 1.3%
LCI Industries	11,818	1,297,025
Tenneco, Inc.(1)	15,417	1,039,877
		2,336,902
Banks — 3.0%
Bank of the Ozarks, Inc.	8,850	485,600
Cathay General Bancorp	37,768	1,376,266
FCB Financial Holdings, Inc., Class A(1)	42,844	2,011,526
SVB Financial Group(1)	9,167	1,578,832
		5,452,224
Beverages — 1.1%
Coca-Cola Bottling Co. Consolidated	7,934	1,339,577
MGP Ingredients, Inc.	17,865	757,297
		2,096,874
Biotechnology — 4.1%
ACADIA Pharmaceuticals, Inc.(1)	13,263	458,767
Aimmune Therapeutics, Inc.(1)	19,758	361,176
Alder Biopharmaceuticals, Inc.(1)	8,509	174,860
Alkermes plc(1)	15,393	832,915
Alnylam Pharmaceuticals, Inc.(1)	9,703	388,023
Clovis Oncology, Inc.(1)	2,765	179,172
Exelixis, Inc.(1)	25,046	453,834
Flexion Therapeutics, Inc.(1)	21,477	416,654
Ionis Pharmaceuticals, Inc.(1)	11,873	528,348
Ironwood Pharmaceuticals, Inc.(1)	11,852	170,432
Kite Pharma, Inc.(1)	4,897	249,600
Neurocrine Biosciences, Inc.(1)	12,505	536,590
Opko Health, Inc.(1)	29,689	257,997
Puma Biotechnology, Inc.(1)	3,977	128,855
Radius Health, Inc.(1)	7,652	333,015
Sarepta Therapeutics, Inc.(1)	4,928	153,064
Seattle Genetics, Inc.(1)	9,816	591,316
Spark Therapeutics, Inc.(1)	5,290	333,587
TESARO, Inc.(1)	3,689	600,717
Ultragenyx Pharmaceutical, Inc.(1)	4,182	313,692
		7,462,614
Building Products — 2.1%
Fortune Brands Home & Security, Inc.	33,717	1,858,818
Lennox International, Inc.	8,004	1,255,107

Masonite International Corp.(1)	11,639	775,158
		3,889,083
Capital Markets — 3.8%
Affiliated Managers Group, Inc.(1)	6,573	1,001,462
CBOE Holdings, Inc.	21,661	1,724,649
Evercore Partners, Inc., Class A	14,918	1,155,399
MarketAxess Holdings, Inc.	6,032	1,129,492
MSCI, Inc., Class A	23,615	1,954,141
		6,965,143
Chemicals — 2.2%
Ingevity Corp.(1)	30,912	1,718,398
Scotts Miracle-Gro Co. (The), Class A	14,268	1,312,228
Valvoline, Inc.	42,130	975,310
		4,005,936
Commercial Services and Supplies — 1.5%
Advanced Disposal Services, Inc.(1)	65,672	1,458,575
Multi-Color Corp.	17,448	1,346,986
		2,805,561
Communications Equipment — 0.4%
Ciena Corp.(1)	31,299	761,818
Construction and Engineering — 1.0%
Granite Construction, Inc.	31,205	1,751,537
Construction Materials — 1.3%
Forterra, Inc.(1)	45,759	880,403
Summit Materials, Inc., Class A(1)	61,880	1,553,188
		2,433,591
Consumer Finance — 0.4%
Green Dot Corp., Class A(1)	24,352	652,634
Containers and Packaging — 2.4%
Ball Corp.	30,648	2,337,216
Sealed Air Corp.	40,512	1,964,832
		4,302,048
Distributors — 0.9%
LKQ Corp.(1)	52,672	1,680,763
Diversified Consumer Services — 2.2%
Bright Horizons Family Solutions, Inc.(1)	29,276	2,074,497
Chegg, Inc.(1)	148,151	1,065,206
Nord Anglia Education, Inc.(1)	41,915	916,262
		4,055,965
Electrical Equipment — 0.6%
AMETEK, Inc.	19,948	1,019,343
Electronic Equipment, Instruments and Components — 3.5%
Belden, Inc.	9,629	736,330
CDW Corp.	58,496	3,013,129
Dolby Laboratories, Inc., Class A	30,662	1,469,016
Orbotech Ltd.(1)	32,218	1,124,086
		6,342,561
Energy Equipment and Services — 0.6%
Keane Group, Inc.(1)	10,186	225,009
US Silica Holdings, Inc.	15,391	910,223
		1,135,232
Equity Real Estate Investment Trusts (REITs) — 2.5%
CyrusOne, Inc.	36,516	1,758,611

Healthcare Trust of America, Inc., Class A	34,615	1,006,258
PS Business Parks, Inc.	5,709	639,636
Sun Communities, Inc.	15,870	1,249,921
		4,654,426
Food Products — 2.6%
AdvancePierre Foods Holdings, Inc.	39,978	1,107,791
B&G Foods, Inc.	23,177	1,027,900
Blue Buffalo Pet Products, Inc.(1)	45,917	1,113,487
TreeHouse Foods, Inc.(1)	20,239	1,535,735
		4,784,913
Health Care Equipment and Supplies — 5.5%
Align Technology, Inc.(1)	9,070	831,628
Cooper Cos., Inc. (The)	11,298	2,085,724
Merit Medical Systems, Inc.(1)	67,073	1,703,654
Nevro Corp.(1)	10,603	922,673
NuVasive, Inc.(1)	22,903	1,620,846
STERIS plc	20,440	1,447,765
Teleflex, Inc.	8,145	1,366,161
		9,978,451
Health Care Providers and Services — 3.3%
Amedisys, Inc.(1)	21,140	968,635
American Renal Associates Holdings, Inc.(1)	51,744	994,519
HealthEquity, Inc.(1)	44,595	2,062,519
Tivity Health, Inc.(1)	42,936	1,101,308
VCA, Inc.(1)	10,793	977,846
		6,104,827
Health Care Technology — 0.8%
Cotiviti Holdings, Inc.(1)	43,225	1,463,598
Hotels, Restaurants and Leisure — 3.8%
Aramark	58,654	1,984,851
Cedar Fair LP	21,367	1,336,079
Papa John's International, Inc.	17,199	1,465,699
Texas Roadhouse, Inc.	18,392	857,803
Vail Resorts, Inc.	7,691	1,319,314
		6,963,746
Household Durables — 1.2%
Newell Brands, Inc.	47,559	2,250,967
Insurance — 1.5%
Arthur J. Gallagher & Co.	30,745	1,655,003
James River Group Holdings Ltd.	25,609	1,015,397
		2,670,400
Internet Software and Services — 4.2%
2U, Inc.(1)	39,948	1,359,830
CoStar Group, Inc.(1)	5,813	1,174,807
Five9, Inc.(1)	62,645	968,492
j2 Global, Inc.	5,749	481,824
LogMeIn, Inc.	15,973	1,726,681
Q2 Holdings, Inc.(1)	36,217	1,149,890
Shopify, Inc., Class A(1)	15,854	805,700
		7,667,224
IT Services — 5.4%
Acxiom Corp.(1)	44,368	1,158,005
Booz Allen Hamilton Holding Corp.	54,584	1,846,031

Broadridge Financial Solutions, Inc.	23,861	1,587,472
Computer Sciences Corp.	25,960	1,614,712
Leidos Holdings, Inc.	29,067	1,404,518
Vantiv, Inc., Class A(1)	23,801	1,481,374
WEX, Inc.(1)	6,107	698,213
		9,790,325
Leisure Products — 1.3%
Brunswick Corp.	38,934	2,330,589
Life Sciences Tools and Services — 2.3%
INC Research Holdings, Inc., Class A(1)	42,737	2,265,061
Patheon NV(1)	66,981	1,921,685
		4,186,746
Machinery — 5.8%
CIRCOR International, Inc.	17,104	1,065,237
Dover Corp.	11,324	880,441
ITT, Inc.	35,596	1,454,809
John Bean Technologies Corp.	22,030	1,902,290
Middleby Corp. (The)(1)	10,330	1,386,079
Mueller Water Products, Inc., Class A	63,970	861,036
Snap-on, Inc.	9,745	1,769,010
WABCO Holdings, Inc.(1)	11,898	1,297,239
		10,616,141
Media — 1.5%
AMC Entertainment Holdings, Inc., Class A	35,415	1,195,256
Interpublic Group of Cos., Inc. (The)	67,560	1,589,687
		2,784,943
Multiline Retail — 0.4%
Ollie's Bargain Outlet Holdings, Inc.(1)	26,866	820,756
Oil, Gas and Consumable Fuels — 2.2%
Diamondback Energy, Inc.(1)	13,652	1,435,781
Enviva Partners, LP	17,639	456,850
Newfield Exploration Co.(1)	26,446	1,059,956
RSP Permian, Inc.(1)	24,034	1,022,887
		3,975,474
Paper and Forest Products — 0.9%
KapStone Paper and Packaging Corp.	67,970	1,629,921
Pharmaceuticals — 2.3%
Aerie Pharmaceuticals, Inc.(1)	7,462	327,582
Akorn, Inc.(1)	7,805	149,075
Catalent, Inc.(1)	82,192	2,199,458
Horizon Pharma plc(1)	37,507	613,990
Jounce Therapeutics, Inc.(1)	17,435	289,072
Medicines Co. (The)(1)	8,327	300,188
Pacira Pharmaceuticals, Inc.(1)	6,604	253,924
Theravance Biopharma, Inc.(1)	3,681	110,283
		4,243,572
Real Estate Management and Development — 0.7%
FirstService Corp.	23,957	1,195,779
Road and Rail — 0.3%
Saia, Inc.(1)	12,352	593,514
Semiconductors and Semiconductor Equipment — 2.4%
Cavium, Inc.(1)	17,820	1,179,862
Inphi Corp.(1)	12,412	568,718

Microsemi Corp.(1)	32,697	1,737,845
Monolithic Power Systems, Inc.	9,683	844,745
		4,331,170
Software — 4.9%
CDK Global, Inc.	18,716	1,170,686
RealPage, Inc.(1)	49,754	1,522,472
RingCentral, Inc., Class A(1)	56,629	1,322,287
ServiceNow, Inc.(1)	9,124	826,817
Synchronoss Technologies, Inc.(1)	31,586	1,216,693
Tyler Technologies, Inc.(1)	14,122	2,062,094
Ultimate Software Group, Inc.(1)	4,583	887,544
		9,008,593
Specialty Retail — 1.8%
Burlington Stores, Inc.(1)	22,224	1,860,149
Foot Locker, Inc.	21,721	1,488,757
		3,348,906
Textiles, Apparel and Luxury Goods — 0.8%
Coach, Inc.	23,094	862,561
Hanesbrands, Inc.	26,184	620,823
		1,483,384
Trading Companies and Distributors — 2.8%
HD Supply Holdings, Inc.(1)	44,649	1,888,653
MRC Global, Inc.(1)	79,122	1,625,957
SiteOne Landscape Supply, Inc.(1)	39,965	1,535,455
		5,050,065
TOTAL COMMON STOCKS (Cost $144,158,070)		178,367,480
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $5,139,234), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $5,035,017)		5,035,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,447	3,447
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,038,447)		5,038,447
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $149,196,517)		183,405,927
OTHER ASSETS AND LIABILITIES — (0.4)%		(728,573)
TOTAL NET ASSETS — 100.0%		$182,677,354

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	997,131	CAD	1,333,782	Morgan Stanley	3/31/17	(28,482)
USD	27,857	CAD	37,732	Morgan Stanley	3/31/17	(1,157)
USD	33,373	CAD	43,554	Morgan Stanley	3/31/17	(118)
						(29,757)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	177,171,701	1,195,779	—
Temporary Cash Investments	3,447	5,035,000	—
	177,175,148	6,230,779	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	29,757	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$150,371,669
Gross tax appreciation of investments	$34,941,385
Gross tax depreciation of investments	(1,907,127)
Net tax appreciation (depreciation) of investments	$33,034,258

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
January 31, 2017

NT Growth - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.0%
Aerospace and Defense — 2.0%
Boeing Co. (The)	27,294	4,460,386
Lockheed Martin Corp.	81,771	20,551,505
		25,011,891
Airlines — 1.5%
Delta Air Lines, Inc.	416,742	19,686,892
Banks — 0.9%
Citizens Financial Group, Inc.	164,730	5,958,284
Regions Financial Corp.	351,243	5,061,412
		11,019,696
Beverages — 4.9%
Dr Pepper Snapple Group, Inc.	90,535	8,256,792
PepsiCo, Inc.	514,063	53,349,458
		61,606,250
Biotechnology — 5.5%
Amgen, Inc.	166,074	26,020,474
Biogen, Inc.(1)	51,911	14,391,806
Gilead Sciences, Inc.	201,726	14,615,049
Incyte Corp.(1)	53,550	6,490,795
Regeneron Pharmaceuticals, Inc.(1)	21,656	7,780,784
		69,298,908
Capital Markets — 1.1%
Charles Schwab Corp. (The)	354,543	14,621,353
Chemicals — 2.5%
Dow Chemical Co. (The)	329,662	19,657,745
LyondellBasell Industries NV, Class A	127,601	11,901,345
		31,559,090
Consumer Finance — 0.9%
American Express Co.	155,047	11,842,490
Diversified Telecommunication Services — 0.8%
SBA Communications Corp.(1)	97,908	10,305,796
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	134,781	6,942,569
Energy Equipment and Services — 0.6%
Halliburton Co.	127,464	7,210,639
Equity Real Estate Investment Trusts (REITs) — 1.0%
Equity Residential	144,432	8,777,133
Simon Property Group, Inc.	20,244	3,720,240
		12,497,373
Food and Staples Retailing — 2.0%
Kroger Co. (The)	329,401	11,186,458
Wal-Mart Stores, Inc.	220,191	14,695,547
		25,882,005
Food Products — 0.8%
Hormel Foods Corp.	203,847	7,399,646
Mead Johnson Nutrition Co.	36,076	2,541,915
		9,941,561

Health Care Equipment and Supplies — 3.7%
C.R. Bard, Inc.	36,071	8,560,731
Edwards Lifesciences Corp.(1)	175,121	16,853,645
Hologic, Inc.(1)	76,468	3,099,248
Intuitive Surgical, Inc.(1)	26,216	18,159,561
		46,673,185
Health Care Providers and Services — 2.5%
Cardinal Health, Inc.	194,790	14,601,458
Express Scripts Holding Co.(1)	176,144	12,132,799
Quest Diagnostics, Inc.	51,673	4,749,782
		31,484,039
Health Care Technology — 0.8%
Cerner Corp.(1)	189,217	10,162,845
Hotels, Restaurants and Leisure — 2.0%
Chipotle Mexican Grill, Inc.(1)	21,411	9,023,452
Darden Restaurants, Inc.	86,092	6,308,822
Las Vegas Sands Corp.	180,562	9,493,950
		24,826,224
Household Products — 1.3%
Church & Dwight Co., Inc.	210,933	9,538,390
Procter & Gamble Co. (The)	74,631	6,537,676
		16,076,066
Industrial Conglomerates — 1.5%
3M Co.	106,520	18,621,826
Insurance — 0.5%
American International Group, Inc.	107,621	6,915,726
Internet and Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	67,363	55,472,083
Expedia, Inc.	56,853	6,912,756
TripAdvisor, Inc.(1)	96,741	5,117,599
		67,502,438
Internet Software and Services — 8.5%
Alphabet, Inc., Class A(1)	100,544	82,465,184
Facebook, Inc., Class A(1)	132,504	17,267,921
VeriSign, Inc.(1)	106,106	8,510,762
		108,243,867
IT Services — 6.3%
Computer Sciences Corp.	107,916	6,712,375
Fiserv, Inc.(1)	178,055	19,128,449
Global Payments, Inc.	229,807	17,759,485
Visa, Inc., Class A	432,132	35,741,638
		79,341,947
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	201,749	9,879,648
Illumina, Inc.(1)	16,526	2,645,813
Waters Corp.(1)	21,040	2,980,316
		15,505,777
Machinery — 3.4%
Caterpillar, Inc.	80,896	7,738,511
Parker-Hannifin Corp.	53,404	7,857,331
WABCO Holdings, Inc.(1)	127,586	13,910,702
Wabtec Corp.	159,036	13,778,879
		43,285,423

Media — 4.9%
Comcast Corp., Class A	566,570	42,730,709
Sirius XM Holdings, Inc.	1,312,155	6,193,372
Walt Disney Co. (The)	116,616	12,903,560
		61,827,641
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	214,875	16,586,201
Oil, Gas and Consumable Fuels — 0.8%
Concho Resources, Inc.(1)	69,180	9,646,459
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	168,547	13,687,702
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	267,550	13,152,758
Johnson & Johnson	65,024	7,363,968
		20,516,726
Road and Rail — 0.9%
Union Pacific Corp.	103,000	10,977,740
Semiconductors and Semiconductor Equipment — 3.4%
ASML Holding NV	78,014	9,465,889
Broadcom Ltd.	82,643	16,487,278
Marvell Technology Group Ltd.	504,033	7,494,971
Maxim Integrated Products, Inc.	205,989	9,162,391
		42,610,529
Software — 10.1%
Activision Blizzard, Inc.	543,701	21,862,217
Citrix Systems, Inc.(1)	59,730	5,446,779
Electronic Arts, Inc.(1)	147,545	12,309,679
Microsoft Corp.	636,429	41,145,135
Oracle Corp.	265,754	10,659,393
salesforce.com, Inc.(1)	169,682	13,421,846
Splunk, Inc.(1)	186,936	10,816,117
Symantec Corp.	256,059	7,054,425
VMware, Inc., Class A(1)	65,712	5,752,429
		128,468,020
Specialty Retail — 5.3%
Home Depot, Inc. (The)	51,806	7,127,470
O'Reilly Automotive, Inc.(1)	109,604	28,745,841
Ross Stores, Inc.	132,245	8,742,717
TJX Cos., Inc. (The)	243,657	18,254,782
Williams-Sonoma, Inc.	85,499	4,121,907
		66,992,717
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	450,564	54,675,941
Textiles, Apparel and Luxury Goods — 1.0%
Carter's, Inc.	59,173	4,955,739
Coach, Inc.	221,895	8,287,778
		13,243,517
Trading Companies and Distributors — 0.3%
United Rentals, Inc.(1)	31,173	3,943,696
TOTAL COMMON STOCKS (Cost $961,714,836)		1,229,242,765

EXCHANGE-TRADED FUNDS — 2.2%
iShares Russell 2000 ETF	90,386	12,222,899
iShares Russell 1000 Growth ETF	150,083	16,261,493
TOTAL EXCHANGE-TRADED FUNDS (Cost $28,365,230)		28,484,392
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/45, valued at $17,229,313), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $16,890,056)		16,890,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,919	9,919
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,899,919)		16,899,919
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,006,979,985)		1,274,627,076
OTHER ASSETS AND LIABILITIES — (0.5)%		(6,740,471)
TOTAL NET ASSETS — 100.0%		$1,267,886,605

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	248,398	USD	264,858	UBS AG	3/31/17	4,000
EUR	1,046,026	USD	1,120,461	UBS AG	3/31/17	11,723
USD	8,287,110	EUR	7,946,903	UBS AG	3/31/17	(314,360)
USD	259,582	EUR	247,327	UBS AG	3/31/17	(8,117)
USD	364,257	EUR	348,691	UBS AG	3/31/17	(13,154)
USD	354,754	EUR	337,584	UBS AG	3/31/17	(10,636)
						(330,544)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,219,776,876	9,465,889	—
Exchange-Traded Funds	28,484,392	—	—
Temporary Cash Investments	9,919	16,890,000	—
	1,248,271,187	26,355,889	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	15,723	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	346,267	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,013,992,855
Gross tax appreciation of investments	$272,431,596
Gross tax depreciation of investments	(11,797,375)
Net tax appreciation (depreciation) of investments	$260,634,221

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
January 31, 2017

NT Heritage - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.6%
L3 Technologies, Inc.	29,975	4,756,733
Airlines — 0.9%
Spirit Airlines, Inc.(1)	125,758	6,795,962
Auto Components — 0.9%
Delphi Automotive plc	102,053	7,149,833
Banks — 2.1%
BankUnited, Inc.	123,852	4,731,147
SVB Financial Group(1)	41,214	7,098,287
Zions Bancorp	102,163	4,310,257
		16,139,691
Beverages — 2.8%
Constellation Brands, Inc., Class A	49,350	7,390,656
Molson Coors Brewing Co., Class B	76,257	7,360,326
Monster Beverage Corp.(1)	148,884	6,342,458
		21,093,440
Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.(1)	36,894	4,821,308
Alkermes plc(1)	40,343	2,182,960
BioMarin Pharmaceutical, Inc.(1)	46,069	4,037,026
Incyte Corp.(1)	87,975	10,663,450
Puma Biotechnology, Inc.(1)	63,391	2,053,868
		23,758,612
Building Products — 1.4%
Fortune Brands Home & Security, Inc.	106,986	5,898,138
Lennox International, Inc.	30,166	4,730,331
		10,628,469
Capital Markets — 3.4%
Affiliated Managers Group, Inc.(1)	60,368	9,197,669
S&P Global, Inc.	63,340	7,612,201
SEI Investments Co.	176,279	8,551,294
		25,361,164
Chemicals — 1.7%
Axalta Coating Systems Ltd.(1)	128,050	3,713,450
Ingevity Corp.(1)	80,256	4,461,431
Scotts Miracle-Gro Co. (The), Class A	47,467	4,365,540
		12,540,421
Commercial Services and Supplies — 0.9%
KAR Auction Services, Inc.	118,722	5,407,787
Ritchie Bros Auctioneers, Inc.	36,403	1,180,913
		6,588,700
Communications Equipment — 0.6%
ARRIS International plc(1)	148,770	4,251,847
Construction Materials — 1.5%
Vulcan Materials Co.	86,663	11,121,463
Consumer Finance — 1.2%
Discover Financial Services	127,036	8,801,054

Containers and Packaging — 1.9%
Ball Corp.	185,449	14,142,341
Distributors — 1.3%
LKQ Corp.(1)	297,995	9,509,020
Diversified Telecommunication Services — 1.1%
SBA Communications Corp.(1)	79,310	8,348,171
Electrical Equipment — 1.4%
Acuity Brands, Inc.	21,381	4,430,784
AMETEK, Inc.	121,899	6,229,039
		10,659,823
Electronic Equipment, Instruments and Components — 2.4%
CDW Corp.	125,215	6,449,824
Dolby Laboratories, Inc., Class A	116,391	5,576,293
Trimble, Inc.(1)	213,232	6,315,932
		18,342,049
Equity Real Estate Investment Trusts (REITs) — 2.6%
Crown Castle International Corp.	74,339	6,529,194
Equinix, Inc.	33,257	12,803,280
		19,332,474
Food and Staples Retailing — 0.7%
Costco Wholesale Corp.	34,188	5,605,123
Food Products — 3.0%
Blue Buffalo Pet Products, Inc.(1)	197,574	4,791,170
Kellogg Co.	165,509	12,034,159
TreeHouse Foods, Inc.(1)	78,097	5,926,000
		22,751,329
Health Care Equipment and Supplies — 5.9%
Baxter International, Inc.	210,663	10,092,864
Edwards Lifesciences Corp.(1)	37,686	3,626,901
Nevro Corp.(1)	68,337	5,946,686
NuVasive, Inc.(1)	101,935	7,213,940
Teleflex, Inc.	67,457	11,314,562
West Pharmaceutical Services, Inc.	72,947	6,173,505
		44,368,458
Health Care Providers and Services — 2.3%
Amedisys, Inc.(1)	68,264	3,127,856
Centene Corp.(1)	35,605	2,252,728
Humana, Inc.	38,123	7,567,416
Universal Health Services, Inc., Class B	39,028	4,395,724
		17,343,724
Hotels, Restaurants and Leisure — 4.8%
Chipotle Mexican Grill, Inc.(1)	10,130	4,269,187
Hilton Worldwide Holdings, Inc.	65,041	3,745,061
Las Vegas Sands Corp.	93,494	4,915,915
MGM Resorts International(1)	265,504	7,646,515
Panera Bread Co., Class A(1)	26,521	5,544,480
Papa John's International, Inc.	48,124	4,101,127
Vail Resorts, Inc.	33,425	5,733,725
		35,956,010
Household Durables — 2.9%
Newell Brands, Inc.	461,110	21,824,336
Internet and Direct Marketing Retail — 1.1%
Duluth Holdings, Inc., Class B(1)	24,641	557,380

Expedia, Inc.	63,407	7,709,657
		8,267,037
Internet Software and Services — 1.9%
CoStar Group, Inc.(1)	37,103	7,498,516
eBay, Inc.(1)	207,366	6,600,460
		14,098,976
IT Services — 6.3%
Alliance Data Systems Corp.	39,987	9,132,231
Booz Allen Hamilton Holding Corp.	263,310	8,905,144
Computer Sciences Corp.	120,595	7,501,009
Fidelity National Information Services, Inc.	150,702	11,968,753
Vantiv, Inc., Class A(1)	162,970	10,143,253
		47,650,390
Machinery — 5.9%
Ingersoll-Rand plc	79,672	6,321,973
John Bean Technologies Corp.	51,699	4,464,209
Kennametal, Inc.	64,513	2,305,695
Middleby Corp. (The)(1)	99,606	13,365,133
Parker-Hannifin Corp.	27,441	4,037,394
Snap-on, Inc.	52,796	9,584,058
WABCO Holdings, Inc.(1)	40,044	4,365,997
		44,444,459
Media — 1.3%
Charter Communications, Inc., Class A(1)	21,110	6,838,585
Scripps Networks Interactive, Inc., Class A	39,865	3,036,118
		9,874,703
Multiline Retail — 1.9%
Dollar General Corp.	84,166	6,213,134
Dollar Tree, Inc.(1)	108,341	8,362,842
		14,575,976
Oil, Gas and Consumable Fuels — 2.0%
Concho Resources, Inc.(1)	68,757	9,587,476
Gulfport Energy Corp.(1)	128,790	2,691,711
Newfield Exploration Co.(1)	63,545	2,546,884
		14,826,071
Pharmaceuticals — 3.0%
Catalent, Inc.(1)	206,704	5,531,399
Zoetis, Inc.	305,634	16,791,532
		22,322,931
Professional Services — 2.9%
Equifax, Inc.	92,188	10,811,808
Verisk Analytics, Inc., Class A(1)	131,809	10,892,696
		21,704,504
Road and Rail — 2.1%
Canadian Pacific Railway Ltd., (New York)	42,292	6,392,013
Norfolk Southern Corp.	81,472	9,569,701
		15,961,714
Semiconductors and Semiconductor Equipment — 4.5%
Broadcom Ltd.	63,434	12,655,083
Cavium, Inc.(1)	80,765	5,347,451
KLA-Tencor Corp.	96,138	8,182,305
NVIDIA Corp.	70,689	7,717,825
		33,902,664

Software — 7.7%
Activision Blizzard, Inc.	95,932	3,857,426
CDK Global, Inc.	104,619	6,543,918
Electronic Arts, Inc.(1)	168,914	14,092,495
Guidewire Software, Inc.(1)	94,767	4,959,157
ServiceNow, Inc.(1)	87,820	7,958,248
Splunk, Inc.(1)	105,094	6,080,739
Symantec Corp.	232,803	6,413,723
Tyler Technologies, Inc.(1)	58,150	8,491,063
		58,396,769
Specialty Retail — 6.1%
AutoZone, Inc.(1)	10,161	7,366,522
Burlington Stores, Inc.(1)	78,646	6,582,670
Michaels Cos., Inc. (The)(1)	156,783	3,083,921
O'Reilly Automotive, Inc.(1)	32,166	8,436,177
Ross Stores, Inc.	162,175	10,721,389
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	28,038	7,634,187
Williams-Sonoma, Inc.	40,205	1,938,283
		45,763,149
Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc.	104,813	3,914,766
Under Armour, Inc., Class C(1)	78,429	1,507,405
		5,422,171
Trading Companies and Distributors — 0.6%
United Rentals, Inc.(1)	33,860	4,283,629
TOTAL COMMON STOCKS (Cost $616,323,423)		748,665,390
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $4,682,197), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $4,587,015) (Cost $4,587,000)		4,587,000
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $620,910,423)		753,252,390
OTHER ASSETS AND LIABILITIES†		220,151
TOTAL NET ASSETS — 100.0%		$753,472,541

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	820,938	USD	615,778	Morgan Stanley	3/31/17	15,483
CAD	218,458	USD	164,060	Morgan Stanley	3/31/17	3,924
CAD	295,945	USD	226,269	Morgan Stanley	3/31/17	1,298
CAD	1,475,667	USD	1,134,043	Morgan Stanley	3/31/17	673
USD	7,476,353	CAD	10,000,519	Morgan Stanley	3/31/17	(213,558)
USD	192,196	CAD	257,490	Morgan Stanley	3/31/17	(5,802)
USD	183,681	CAD	248,794	Morgan Stanley	3/31/17	(7,629)
USD	183,164	CAD	247,994	Morgan Stanley	3/31/17	(7,532)
USD	580,013	CAD	766,356	Morgan Stanley	3/31/17	(9,277)
USD	193,195	CAD	253,756	Morgan Stanley	3/31/17	(1,931)
						(224,351)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	748,665,390	—	—
Temporary Cash Investments	—	4,587,000	—
	748,665,390	4,587,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	21,378	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	245,729	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$627,668,667
Gross tax appreciation of investments	$135,285,604
Gross tax depreciation of investments	(9,701,881)
Net tax appreciation (depreciation) of investments	$125,583,723

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2017

Select - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 3.3%
Boeing Co. (The)	360,400	58,896,568
United Technologies Corp.	194,200	21,297,914
		80,194,482
Auto Components — 1.3%
Delphi Automotive plc	172,900	12,113,374
Gentex Corp.	943,500	19,709,715
		31,823,089
Banks — 2.0%
JPMorgan Chase & Co.	581,400	49,203,882
Beverages — 2.7%
Constellation Brands, Inc., Class A	284,700	42,636,672
Diageo plc	832,000	23,063,052
		65,699,724
Biotechnology — 8.3%
Biogen, Inc.(1)	204,400	56,667,856
Celgene Corp.(1)	561,000	65,160,150
Gilead Sciences, Inc.	719,000	52,091,550
Regeneron Pharmaceuticals, Inc.(1)	41,100	14,766,819
Vertex Pharmaceuticals, Inc.(1)	140,300	12,047,561
		200,733,936
Capital Markets — 1.5%
CBOE Holdings, Inc.	472,000	37,580,640
Chemicals — 1.5%
Monsanto Co.	289,500	31,355,745
Valvoline, Inc.	190,938	4,420,215
		35,775,960
Energy Equipment and Services — 1.2%
Core Laboratories NV	131,200	15,328,096
Schlumberger Ltd.	151,900	12,715,549
		28,043,645
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	388,400	40,199,400
Food and Staples Retailing — 3.0%
Costco Wholesale Corp.	286,400	46,955,280
Wal-Mart Stores, Inc.	389,100	25,968,534
		72,923,814
Food Products — 1.3%
Mead Johnson Nutrition Co.	434,500	30,614,870
Health Care Providers and Services — 5.2%
Cigna Corp.	174,500	25,515,390
UnitedHealth Group, Inc.	615,700	99,804,970
		125,320,360
Hotels, Restaurants and Leisure — 2.9%
Papa John's International, Inc.	138,100	11,768,882
Starbucks Corp.	916,830	50,627,352

Wynn Resorts Ltd.	88,700	8,996,841
		71,393,075
Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	134,600	25,823,010
Insurance — 0.8%
MetLife, Inc.	380,000	20,675,800
Internet and Direct Marketing Retail — 3.9%
Amazon.com, Inc.(1)	114,200	94,041,416
Internet Software and Services — 12.0%
Alphabet, Inc., Class A(1)	103,500	84,889,665
Alphabet, Inc., Class C(1)	121,100	96,491,269
Baidu, Inc. ADR(1)	102,400	17,927,168
Facebook, Inc., Class A(1)	708,700	92,357,784
		291,665,886
IT Services — 3.4%
Mastercard, Inc., Class A	780,300	82,969,299
Machinery — 4.0%
FANUC Corp.	145,100	28,484,116
Graco, Inc.	252,700	22,639,393
Middleby Corp. (The)(1)	345,000	46,292,100
		97,415,609
Media — 4.7%
Time Warner, Inc.	566,100	54,826,785
Walt Disney Co. (The)	537,700	59,496,505
		114,323,290
Oil, Gas and Consumable Fuels — 0.8%
EOG Resources, Inc.	196,300	19,940,154
Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	373,100	30,299,451
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	1,051,200	51,676,992
Professional Services — 2.2%
IHS Markit Ltd.(1)	400,828	15,812,665
Verisk Analytics, Inc., Class A(1)	451,300	37,295,432
		53,108,097
Road and Rail — 1.1%
Canadian Pacific Railway Ltd.	175,500	26,543,827
Semiconductors and Semiconductor Equipment — 3.3%
Linear Technology Corp.	875,700	55,282,941
QUALCOMM, Inc.	472,700	25,256,361
		80,539,302
Software — 5.4%
Electronic Arts, Inc.(1)	610,700	50,950,701
Microsoft Corp.	1,245,400	80,515,110
		131,465,811
Specialty Retail — 7.8%
AutoZone, Inc.(1)	65,100	47,196,198
Home Depot, Inc. (The)	561,000	77,182,380
TJX Cos., Inc. (The)	732,000	54,841,440
Williams-Sonoma, Inc.	220,700	10,639,947
		189,859,965
Technology Hardware, Storage and Peripherals — 8.4%
Apple, Inc.	1,683,900	204,341,265

Tobacco — 1.2%
Philip Morris International, Inc.	291,500	28,021,895
TOTAL COMMON STOCKS (Cost $1,237,907,640)		2,412,217,946
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $8,742,047), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $8,570,029)		8,570,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,877	4,877
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,574,877)		8,574,877
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,246,482,517)		2,420,792,823
OTHER ASSETS AND LIABILITIES — 0.3%		8,279,391
TOTAL NET ASSETS — 100.0%		$2,429,072,214

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	778,869	USD	595,495	Morgan Stanley	3/31/17	3,417
USD	17,437,087	CAD	23,324,197	Morgan Stanley	3/31/17	(498,081)
USD	640,095	CAD	845,312	Morgan Stanley	3/31/17	(9,909)
USD	893,966	CAD	1,192,874	Morgan Stanley	3/31/17	(23,295)
						(527,868)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,334,126,951	78,090,995	—
Temporary Cash Investments	4,877	8,570,000	—
	2,334,131,828	86,660,995	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,417	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	531,285	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,247,580,318
Gross tax appreciation of investments	$1,177,874,190
Gross tax depreciation of investments	(4,661,685)
Net tax appreciation (depreciation) of investments	$1,173,212,505

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2017

Small Cap Growth - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Aerospace and Defense — 2.5%
Cubic Corp.	87,132	4,143,127
KLX, Inc.(1)	105,991	5,192,499
Mercury Systems, Inc.(1)	154,139	5,197,567
		14,533,193
Air Freight and Logistics — 1.1%
XPO Logistics, Inc.(1)	145,415	6,505,867
Auto Components — 1.8%
LCI Industries	50,107	5,499,243
Tenneco, Inc.(1)	73,606	4,964,725
		10,463,968
Banks — 3.9%
Ameris Bancorp	88,101	3,973,355
Bank of the Ozarks, Inc.	56,677	3,109,867
Cathay General Bancorp	207,229	7,551,425
FCB Financial Holdings, Inc., Class A(1)	158,464	7,439,885
		22,074,532
Beverages — 1.4%
Coca-Cola Bottling Co. Consolidated	29,729	5,019,444
MGP Ingredients, Inc.	66,353	2,812,704
		7,832,148
Biotechnology — 5.7%
Aimmune Therapeutics, Inc.(1)	84,655	1,547,493
Alder Biopharmaceuticals, Inc.(1)	55,328	1,136,990
Clovis Oncology, Inc.(1)	19,284	1,249,603
Exact Sciences Corp.(1)	68,472	1,297,544
Exelixis, Inc.(1)	136,300	2,469,756
FibroGen, Inc.(1)	73,609	1,667,244
Flexion Therapeutics, Inc.(1)	81,136	1,574,038
Halozyme Therapeutics, Inc.(1)	121,215	1,400,033
Ironwood Pharmaceuticals, Inc.(1)	81,331	1,169,540
Kite Pharma, Inc.(1)	35,709	1,820,088
Ligand Pharmaceuticals, Inc., Class B(1)	14,031	1,487,426
Neurocrine Biosciences, Inc.(1)	17,403	746,763
Portola Pharmaceuticals, Inc.(1)	33,133	902,874
Prothena Corp. plc(1)	21,828	1,068,699
Puma Biotechnology, Inc.(1)	22,034	713,902
Radius Health, Inc.(1)	35,788	1,557,494
Sage Therapeutics, Inc.(1)	25,641	1,230,255
Sarepta Therapeutics, Inc.(1)	31,101	965,997
Spark Therapeutics, Inc.(1)	25,930	1,635,146
Synergy Pharmaceuticals, Inc.(1)	168,792	1,193,360
TESARO, Inc.(1)	20,037	3,262,825
Ultragenyx Pharmaceutical, Inc.(1)	28,967	2,172,815
		32,269,885
Building Products — 1.4%
Masonite International Corp.(1)	62,900	4,189,140

PGT Innovations, Inc.(1)	314,898	3,621,327
		7,810,467
Capital Markets — 1.7%
Bats Global Markets, Inc.	107,577	3,813,605
Evercore Partners, Inc., Class A	73,938	5,726,498
		9,540,103
Chemicals — 3.0%
Ingevity Corp.(1)	122,869	6,830,288
Sensient Technologies Corp.	100,168	7,687,894
Valvoline, Inc.	117,035	2,709,360
		17,227,542
Commercial Services and Supplies — 2.5%
ABM Industries, Inc.	85,388	3,448,821
Advanced Disposal Services, Inc.(1)	259,633	5,766,449
Multi-Color Corp.	65,173	5,031,356
		14,246,626
Communications Equipment — 1.1%
Ciena Corp.(1)	177,471	4,319,644
Lumentum Holdings, Inc.(1)	52,393	1,988,314
		6,307,958
Construction and Engineering — 1.2%
Granite Construction, Inc.	123,407	6,926,835
Construction Materials — 1.6%
Forterra, Inc.(1)	166,814	3,209,501
Summit Materials, Inc., Class A(1)	229,924	5,771,093
		8,980,594
Consumer Finance — 0.4%
Green Dot Corp., Class A(1)	76,250	2,043,500
Distributors — 0.5%
LKQ Corp.(1)	83,951	2,678,876
Diversified Consumer Services — 2.8%
Bright Horizons Family Solutions, Inc.(1)	118,573	8,402,083
Chegg, Inc.(1)	616,475	4,432,455
Nord Anglia Education, Inc.(1)	137,042	2,995,738
		15,830,276
Electronic Equipment, Instruments and Components — 3.9%
Belden, Inc.	41,173	3,148,499
Coherent, Inc.(1)	20,158	3,179,522
Dolby Laboratories, Inc., Class A	94,287	4,517,290
Fabrinet(1)	84,259	3,549,832
Orbotech Ltd.(1)	131,336	4,582,313
TTM Technologies, Inc.(1)	214,735	3,184,520
		22,161,976
Energy Equipment and Services — 0.9%
Keane Group, Inc.(1)	32,256	712,535
US Silica Holdings, Inc.	71,508	4,228,983
		4,941,518
Equity Real Estate Investment Trusts (REITs) — 2.7%
National Health Investors, Inc.	56,014	4,144,476
PS Business Parks, Inc.	25,782	2,888,615
QTS Realty Trust, Inc., Class A	113,277	5,708,028
Sun Communities, Inc.	35,842	2,822,916
		15,564,035

Food Products — 2.0%
AdvancePierre Foods Holdings, Inc.	131,026	3,630,731
B&G Foods, Inc.	103,251	4,579,182
Blue Buffalo Pet Products, Inc.(1)	123,793	3,001,980
		11,211,893
Health Care Equipment and Supplies — 3.6%
Merit Medical Systems, Inc.(1)	244,578	6,212,281
Nevro Corp.(1)	45,335	3,945,052
NuVasive, Inc.(1)	92,907	6,575,028
STERIS plc	53,588	3,795,638
		20,527,999
Health Care Providers and Services — 3.0%
Amedisys, Inc.(1)	74,634	3,419,730
American Renal Associates Holdings, Inc.(1)	163,525	3,142,951
HealthEquity, Inc.(1)	157,925	7,304,031
Tivity Health, Inc.(1)	136,337	3,497,044
		17,363,756
Health Care Technology — 1.3%
Cotiviti Holdings, Inc.(1)	141,046	4,775,818
Evolent Health, Inc.(1)	155,206	2,824,749
		7,600,567
Hotels, Restaurants and Leisure — 5.0%
Cedar Fair LP	84,709	5,296,854
ClubCorp Holdings, Inc.	260,460	4,297,590
Jack in the Box, Inc.	38,836	4,191,181
Madison Square Garden Co. (The)(1)	13,361	2,347,127
Papa John's International, Inc.	75,172	6,406,158
Texas Roadhouse, Inc.	83,437	3,891,501
Wingstop, Inc.	63,740	1,814,678
		28,245,089
Household Durables — 0.7%
Installed Building Products, Inc.(1)	91,135	3,727,421
Insurance — 0.7%
James River Group Holdings Ltd.	107,664	4,268,878
Internet Software and Services — 5.5%
2U, Inc.(1)	170,279	5,796,297
Five9, Inc.(1)	297,363	4,597,232
j2 Global, Inc.	33,320	2,792,549
LogMeIn, Inc.	70,306	7,600,079
Q2 Holdings, Inc.(1)	163,618	5,194,872
Shopify, Inc., Class A(1)	55,116	2,800,995
Wix.com Ltd.(1)	47,175	2,479,046
		31,261,070
IT Services — 3.8%
Acxiom Corp.(1)	193,523	5,050,950
Booz Allen Hamilton Holding Corp.	182,527	6,173,063
MAXIMUS, Inc.	67,025	3,695,759
Science Applications International Corp.	84,725	6,898,309
		21,818,081
Leisure Products — 0.9%
Brunswick Corp.	81,896	4,902,295
Life Sciences Tools and Services — 3.0%
INC Research Holdings, Inc., Class A(1)	156,433	8,290,949

PAREXEL International Corp.(1)	33,074	2,344,616
Patheon NV(1)	225,802	6,478,259
		17,113,824
Machinery — 5.5%
CIRCOR International, Inc.	71,322	4,441,934
EnPro Industries, Inc.	94,221	6,398,548
ITT, Inc.	116,163	4,747,582
John Bean Technologies Corp.	86,426	7,462,885
Mueller Water Products, Inc., Class A	290,976	3,916,537
Woodward, Inc.	59,428	4,138,566
		31,106,052
Media — 0.8%
AMC Entertainment Holdings, Inc., Class A	133,948	4,520,745
Multiline Retail — 0.6%
Ollie's Bargain Outlet Holdings, Inc.(1)	107,950	3,297,873
Oil, Gas and Consumable Fuels — 2.5%
Callon Petroleum Co.(1)	342,015	5,225,989
Eclipse Resources Corp.(1)	1,072,610	2,638,621
Enviva Partners, LP	54,962	1,423,516
RSP Permian, Inc.(1)	120,181	5,114,903
		14,403,029
Paper and Forest Products — 1.0%
KapStone Paper and Packaging Corp.	236,409	5,669,088
Personal Products — 0.6%
Inter Parfums, Inc.	101,305	3,454,500
Pharmaceuticals — 3.9%
Aerie Pharmaceuticals, Inc.(1)	37,959	1,666,400
Catalent, Inc.(1)	332,277	8,891,733
Depomed, Inc.(1)	44,539	805,710
Dermira, Inc.(1)	37,185	1,094,726
Horizon Pharma plc(1)	176,629	2,891,417
Jounce Therapeutics, Inc.(1)	54,728	907,390
Medicines Co. (The)(1)	54,446	1,962,778
Pacira Pharmaceuticals, Inc.(1)	37,288	1,433,724
Supernus Pharmaceuticals, Inc.(1)	45,241	1,223,769
TherapeuticsMD, Inc.(1)	129,702	753,569
Theravance Biopharma, Inc.(1)	25,887	775,575
		22,406,791
Real Estate Management and Development — 0.7%
FirstService Corp.	83,676	4,176,566
Road and Rail — 0.3%
Saia, Inc.(1)	39,607	1,903,116
Semiconductors and Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.(1)	233,709	2,423,562
Cavium, Inc.(1)	88,764	5,877,065
Inphi Corp.(1)	73,659	3,375,055
MACOM Technology Solutions Holdings, Inc.(1)	45,193	2,148,927
Microsemi Corp.(1)	173,869	9,241,137
Monolithic Power Systems, Inc.	65,574	5,720,676
		28,786,422
Software — 4.5%
Proofpoint, Inc.(1)	41,336	3,313,494
RealPage, Inc.(1)	216,209	6,615,995

RingCentral, Inc., Class A(1)	271,457	6,338,521
Synchronoss Technologies, Inc.(1)	126,553	4,874,821
Tyler Technologies, Inc.(1)	31,286	4,568,382
		25,711,213
Specialty Retail — 1.5%
Burlington Stores, Inc.(1)	66,394	5,557,178
Five Below, Inc.(1)	69,210	2,758,018
		8,315,196
Trading Companies and Distributors — 1.8%
MRC Global, Inc.(1)	260,511	5,353,501
SiteOne Landscape Supply, Inc.(1)	130,498	5,013,733
		10,367,234
TOTAL COMMON STOCKS (Cost $490,494,489)		560,098,597
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $10,390,297), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $10,183,034)		10,183,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,983	5,983
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,188,983)		10,188,983
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $500,683,472)		570,287,580
OTHER ASSETS AND LIABILITIES — (0.1)%		(733,314)
TOTAL NET ASSETS — 100.0%		$569,554,266

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,482,736	CAD	4,658,578	Morgan Stanley	3/31/17	(99,482)
USD	97,298	CAD	131,790	Morgan Stanley	3/31/17	(4,042)
USD	116,563	CAD	152,123	Morgan Stanley	3/31/17	(412)
						(103,936)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	555,922,031	4,176,566	—
Temporary Cash Investments	5,983	10,183,000	—
	555,928,014	14,359,566	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	103,936	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$502,497,796
Gross tax appreciation of investments	$81,900,396
Gross tax depreciation of investments	(14,110,612)
Net tax appreciation (depreciation) of investments	$67,789,784

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings

Sustainable Equity Fund
January 31, 2017

Sustainable Equity - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 2.3%
Boeing Co. (The)	16,942	2,768,662
Northrop Grumman Corp.	9,669	2,214,974
		4,983,636
Airlines — 1.3%
Delta Air Lines, Inc.	60,323	2,849,659
Automobiles — 0.6%
Ford Motor Co.	98,428	1,216,570
Banks — 8.6%
Bank of America Corp.	178,406	4,039,112
Citigroup, Inc.	83,391	4,655,719
JPMorgan Chase & Co.	113,933	9,642,150
		18,336,981
Beverages — 2.5%
PepsiCo, Inc.	51,637	5,358,888
Biotechnology — 3.6%
AbbVie, Inc.	18,901	1,155,040
Amgen, Inc.	16,319	2,556,861
Biogen, Inc.(1)	12,277	3,403,676
Incyte Corp.(1)	5,458	661,564
		7,777,141
Capital Markets — 1.0%
Ameriprise Financial, Inc.	12,144	1,363,407
Franklin Resources, Inc.	5,861	232,916
S&P Global, Inc.	5,517	663,033
		2,259,356
Chemicals — 2.5%
Dow Chemical Co. (The)	49,865	2,973,450
LyondellBasell Industries NV, Class A	5,715	533,038
Sherwin-Williams Co. (The)	5,842	1,774,858
		5,281,346
Communications Equipment — 3.7%
Cisco Systems, Inc.	163,561	5,024,594
Motorola Solutions, Inc.	35,175	2,838,974
		7,863,568
Containers and Packaging — 0.7%
International Paper Co.	24,867	1,407,472
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	22,112	932,242
CenturyLink, Inc.	25,889	669,489
Level 3 Communications, Inc.(1)	9,941	591,092
SBA Communications Corp.(1)	13,197	1,389,116
Verizon Communications, Inc.	25,374	1,243,580
		4,825,519
Electric Utilities — 0.1%
Exelon Corp.	7,843	281,407

Electrical Equipment — 0.9%
Eaton Corp. plc	28,274	2,001,234
Energy Equipment and Services — 1.9%
Halliburton Co.	21,708	1,228,022
Schlumberger Ltd.	35,086	2,937,049
		4,165,071
Equity Real Estate Investment Trusts (REITs) — 2.7%
ProLogis, Inc.	113,097	5,524,788
Simon Property Group, Inc.	1,093	200,861
		5,725,649
Food and Staples Retailing — 3.1%
CVS Health Corp.	52,566	4,142,727
Kroger Co. (The)	47,098	1,599,448
Wal-Mart Stores, Inc.	8,177	545,733
Walgreens Boots Alliance, Inc.	3,698	303,014
		6,590,922
Food Products — 1.6%
Archer-Daniels-Midland Co.	18,150	803,319
Campbell Soup Co.	10,253	638,044
Pinnacle Foods, Inc.	36,008	1,915,266
		3,356,629
Health Care Equipment and Supplies — 3.4%
Abbott Laboratories	15,399	643,216
Edwards Lifesciences Corp.(1)	29,544	2,843,315
Hologic, Inc.(1)	93,878	3,804,875
		7,291,406
Health Care Providers and Services — 2.8%
Aetna, Inc.	29,689	3,521,412
Express Scripts Holding Co.(1)	34,835	2,399,435
		5,920,847
Hotels, Restaurants and Leisure — 0.6%
Royal Caribbean Cruises Ltd.	6,043	565,806
Starbucks Corp.	14,010	773,632
		1,339,438
Household Products — 1.2%
Procter & Gamble Co. (The)	28,809	2,523,668
Industrial Conglomerates — 3.2%
3M Co.	39,067	6,829,693
Insurance — 2.9%
Aflac, Inc.	16,384	1,146,716
American International Group, Inc.	1,488	95,619
Prudential Financial, Inc.	2,057	216,211
Travelers Cos., Inc. (The)	39,564	4,659,848
		6,118,394
Internet and Direct Marketing Retail — 2.7%
Amazon.com, Inc.(1)	5,368	4,420,440
Expedia, Inc.	11,398	1,385,883
		5,806,323
Internet Software and Services — 4.8%
Alphabet, Inc., Class A(1)	7,185	5,893,065
Alphabet, Inc., Class C(1)	2,568	2,046,157
Facebook, Inc., Class A(1)	14,952	1,948,544

IAC/InterActiveCorp(1)	5,006	344,463
		10,232,229
IT Services — 3.8%
Accenture plc, Class A	32,698	3,723,321
Alliance Data Systems Corp.	5,363	1,224,802
Visa, Inc., Class A	37,462	3,098,482
		8,046,605
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	33,567	1,643,776
Machinery — 3.4%
Caterpillar, Inc.	42,643	4,079,229
Cummins, Inc.	11,900	1,749,419
Parker-Hannifin Corp.	10,100	1,486,013
		7,314,661
Media — 3.3%
Comcast Corp., Class A	75,196	5,671,282
Time Warner, Inc.	13,487	1,306,216
		6,977,498
Multi-Utilities — 0.7%
DTE Energy Co.	14,885	1,468,256
Multiline Retail — 1.9%
Target Corp.	63,010	4,062,885
Oil, Gas and Consumable Fuels — 3.9%
Concho Resources, Inc.(1)	2,942	410,232
ConocoPhillips	43,847	2,137,980
EOG Resources, Inc.	14,172	1,439,592
Marathon Petroleum Corp.	23,819	1,144,503
Occidental Petroleum Corp.	30,414	2,061,157
Valero Energy Corp.	17,471	1,148,893
		8,342,357
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	49,803	2,448,316
Johnson & Johnson	45,701	5,175,638
Merck & Co., Inc.	7,281	451,349
		8,075,303
Professional Services — 1.7%
ManpowerGroup, Inc.	37,193	3,550,444
Road and Rail — 0.4%
Ryder System, Inc.	9,935	770,956
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	49,764	1,704,417
Intel Corp.	94,874	3,493,261
QUALCOMM, Inc.	33,622	1,796,423
Texas Instruments, Inc.	11,438	864,027
		7,858,128
Software — 4.4%
Adobe Systems, Inc.(1)	15,366	1,742,197
Electronic Arts, Inc.(1)	10,341	862,750
Microsoft Corp.	51,302	3,316,674
Oracle Corp.	59,820	2,399,380
Red Hat, Inc.(1)	14,482	1,098,894
		9,419,895

Specialty Retail — 3.6%
Home Depot, Inc. (The)	34,722	4,777,053
Lowe's Cos., Inc.	1,377	100,631
O'Reilly Automotive, Inc.(1)	9,167	2,404,229
Ross Stores, Inc.	5,280	349,061
		7,630,974
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	23,154	2,809,738
HP, Inc.	66,613	1,002,526
		3,812,264
Tobacco — 1.2%
Philip Morris International, Inc.	26,746	2,571,093
TOTAL COMMON STOCKS (Cost $176,171,442)		211,888,141
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $787,659), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $768,003)		768,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	636	636
TOTAL TEMPORARY CASH INVESTMENTS (Cost $768,636)		768,636
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $176,940,078)		212,656,777
OTHER ASSETS AND LIABILITIES — 0.2%		487,169
TOTAL NET ASSETS — 100.0%		$213,143,946

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	211,888,141	—	—
Temporary Cash Investments	636	768,000	—
	211,888,777	768,000	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$177,960,889
Gross tax appreciation of investments	$38,631,352
Gross tax depreciation of investments	(3,935,464)
Net tax appreciation (depreciation) of investments	$34,695,888

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
January 31, 2017

Ultra - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 3.1%
Boeing Co. (The)	1,116,000	182,376,720
United Technologies Corp.	751,000	82,362,170
		264,738,890
Automobiles — 1.5%
Tesla Motors, Inc.(1)	508,000	127,980,440
Banks — 2.9%
JPMorgan Chase & Co.	1,780,000	150,641,400
U.S. Bancorp	1,720,000	90,558,000
		241,199,400
Beverages — 1.9%
Boston Beer Co., Inc. (The), Class A(1)	294,734	45,300,616
Constellation Brands, Inc., Class A	753,000	112,769,280
		158,069,896
Biotechnology — 7.6%
Celgene Corp.(1)	1,984,000	230,441,600
Gilead Sciences, Inc.	2,196,000	159,100,200
Ionis Pharmaceuticals, Inc.(1)	601,000	26,744,500
Kite Pharma, Inc.(1)	470,000	23,955,900
Regeneron Pharmaceuticals, Inc.(1)	480,000	172,459,200
Spark Therapeutics, Inc.(1)	386,000	24,341,160
		637,042,560
Chemicals — 2.4%
Ecolab, Inc.	930,000	111,720,900
Monsanto Co.	862,000	93,363,220
		205,084,120
Electrical Equipment — 1.1%
Acuity Brands, Inc.	440,000	91,181,200
Energy Equipment and Services — 0.8%
Core Laboratories NV	541,000	63,205,030
Food and Staples Retailing — 1.9%
Costco Wholesale Corp.	990,000	162,310,500
Food Products — 1.1%
Hershey Co. (The)	83,000	8,754,010
Mead Johnson Nutrition Co.	1,209,000	85,186,140
		93,940,150
Health Care Equipment and Supplies — 3.1%
ABIOMED, Inc.(1)	81,000	8,615,970
Edwards Lifesciences Corp.(1)	234,000	22,520,160
IDEXX Laboratories, Inc.(1)	172,000	21,040,760
Intuitive Surgical, Inc.(1)	295,342	204,580,450
		256,757,340
Health Care Providers and Services — 4.1%
Cigna Corp.	326,000	47,667,720
UnitedHealth Group, Inc.	1,832,000	296,967,200
		344,634,920

Health Care Technology — 0.5%
Cerner Corp.(1)	731,000	39,262,010
Hotels, Restaurants and Leisure — 2.5%
Starbucks Corp.	3,189,999	176,151,745
Wynn Resorts Ltd.	336,000	34,080,480
		210,232,225
Insurance — 1.2%
MetLife, Inc.	1,790,000	97,393,900
Internet and Direct Marketing Retail — 6.0%
Amazon.com, Inc.(1)	504,000	415,033,920
Netflix, Inc.(1)	649,000	91,320,790
		506,354,710
Internet Software and Services — 12.2%
Alphabet, Inc., Class A(1)	316,058	259,227,611
Alphabet, Inc., Class C(1)	350,000	278,876,500
Baidu, Inc. ADR(1)	308,000	53,921,560
Facebook, Inc., Class A(1)	2,739,000	356,946,480
Tencent Holdings Ltd.	2,779,000	72,509,925
		1,021,482,076
IT Services — 6.4%
Mastercard, Inc., Class A	2,237,123	237,873,289
Visa, Inc., Class A	3,606,000	298,252,260
		536,125,549
Machinery — 4.2%
Cummins, Inc.	617,000	90,705,170
Donaldson Co., Inc.	750,000	31,687,500
WABCO Holdings, Inc.(1)	841,000	91,694,230
Wabtec Corp.	1,593,000	138,017,520
		352,104,420
Media — 5.8%
Scripps Networks Interactive, Inc., Class A	1,151,000	87,660,160
Time Warner, Inc.	2,259,000	218,784,150
Walt Disney Co. (The)	1,631,000	180,470,150
		486,914,460
Oil, Gas and Consumable Fuels — 1.2%
Concho Resources, Inc.(1)	293,000	40,855,920
EOG Resources, Inc.	603,000	61,252,740
		102,108,660
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	1,792,000	145,528,320
Pharmaceuticals — 1.5%
Eli Lilly & Co.	843,000	64,936,290
Pfizer, Inc.	2,053,000	65,141,690
		130,077,980
Road and Rail — 0.8%
J.B. Hunt Transport Services, Inc.	722,000	71,535,760
Semiconductors and Semiconductor Equipment — 2.4%
Linear Technology Corp.	1,425,000	89,960,250
Maxim Integrated Products, Inc.	750,000	33,360,000
Xilinx, Inc.	1,320,617	76,859,909
		200,180,159
Software — 4.8%
Adobe Systems, Inc.(1)	175,000	19,841,500

Microsoft Corp.	3,062,000	197,958,300
salesforce.com, Inc.(1)	1,945,000	153,849,500
Splunk, Inc.(1)	569,000	32,922,340
		404,571,640
Specialty Retail — 4.2%
O'Reilly Automotive, Inc.(1)	482,000	126,414,140
Ross Stores, Inc.	644,000	42,574,840
TJX Cos., Inc. (The)	2,464,000	184,602,880
		353,591,860
Technology Hardware, Storage and Peripherals — 8.4%
Apple, Inc.	5,799,953	703,824,296
Textiles, Apparel and Luxury Goods — 2.1%
NIKE, Inc., Class B	2,217,000	117,279,300
Under Armour, Inc., Class A(1)	956,000	20,544,440
Under Armour, Inc., Class C(1)	1,827,000	35,114,940
		172,938,680
Tobacco — 1.5%
Philip Morris International, Inc.	1,311,000	126,026,430
TOTAL COMMON STOCKS (Cost $3,788,363,263)		8,306,397,581
TEMPORARY CASH INVESTMENTS — 1.0%
Federal Home Loan Bank Discount Notes, 0.46%, 2/1/17(2)	50,000,000	50,000,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $35,955,193), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $35,246,117)		35,246,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	130,383	130,383
TOTAL TEMPORARY CASH INVESTMENTS (Cost $85,376,383)		85,376,383
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,873,739,646)		8,391,773,964
OTHER ASSETS AND LIABILITIES — 0.1%		5,827,901
TOTAL NET ASSETS — 100.0%		$8,397,601,865

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,233,887,656	72,509,925	—
Temporary Cash Investments	130,383	85,246,000	—
	8,234,018,039	157,755,925	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,892,318,241
Gross tax appreciation of investments	$4,521,381,655
Gross tax depreciation of investments	(21,925,932)
Net tax appreciation (depreciation) of investments	$4,499,455,723

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2017